ANNUAL REPORT

December 31, 2002

(LOGO)
GOODWIN
[GRAPHIC OMITTED]

Phoenix-Goodwin Government Cash Fund


(LOGO)
HOLLISTER
[GRAPHIC OMITTED]

Phoenix-Hollister Appreciation Fund


(LOGO)
OAKHURST(R)
[GRAPHIC OMITTED]

Phoenix-Oakhurst Managed Assets

Phoenix-Oakhurst Strategy Fund

(LOGO)
PHOENIX
INVESTMENT PARTNERS,LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.
[GRAPHIC OMITTED]

MESSAGE FROM THE PRESIDENT


DEAR SHAREHOLDER:


[GRAPHIC OMITTED]


      As a firm, Phoenix Investment Partners has always encouraged investors to take advantage of a variety of styles and strategies to mitigate the pain associated with the type of volatile market that we have experienced over the last three years.

      Stocks recorded their third consecutive down year in 2002, their worst string of declines since the late 1930s. In 2002, there were almost no bright spots. Of the major industry sectors in the S&P 500 Index, 1 NONE registered a positive return. The Nasdaq 2 fell 31%, down an incredible 77% from the peak. The S&P 500 Index, down 22% for the year, has lost fully 46% from its peak in early 2000.

      The U.S. bond market, as represented by the Lehman Brothers Aggregate Bond Index, 3 benefited from the downturn in the equity markets and the uncertain economic and geopolitical outlook, posting a return of 10.26% for the year. Treasuries benefited the most, as investor uncertainty led to a "flight to quality."

      A diversified portfolio can help to offer protection by spreading investment risk across a broad spectrum of investment styles and asset classes. Less overlap or redundancy in a portfolio should translate into lower volatility and greater opportunity to participate in whatever style or asset class is currently in favor. Of course, diversification itself does not guarantee against a loss, and there can be no guarantee that a diversified portfolio will outperform a non-diversified portfolio.

      We recognize that it is important for investors to succeed in reaching their personal financial goals within the context of their risk tolerance and investment horizon. Your financial advisor can show you the benefits of asset allocation to help you shape an investment plan to meet your needs. Investors' biggest challenge is adopting an investing discipline and committing to it. As always, your financial advisor can provide the insight and wisdom to help keep you on track to meet your financial goals. To learn more about the markets and investing, ask your financial advisor to share Phoenix's exclusive "Investing Perspectives" presentation.

      If you have any questions about your account, please contact your financial advisor or a Phoenix Mutual Fund Services representative at 1-800-243-1574, option 4. To obtain current mutual fund prices

                                                           (continued on page 2)

1 THE S&P 500 INDEX MEASURES BROAD STOCK MARKET TOTAL RETURN PERFORMANCE.

2 THE NASDAQ MEASURES TECHNOLOGY-ORIENTED STOCK TOTAL RETURN PERFORMANCE.

3 THE LEHMAN BROTHERS AGGREGATE BOND INDEX MEASURES BROAD FIXED-INCOME MARKET
  TOTAL RETURN PERFORMANCE.

  THE INDEXES ARE UNMANAGED, DO NOT REFLECT MANAGEMENT FEES AND ARE NOT AVAILABLE FOR DIRECT INVESTMENT.

--------------------------------------------------------------------------------

Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

--------------------------------------------------------------------------------
and performance information, go to PhoenixInvestments.com and select INDIVIDUAL INVESTORS to enter the "Investor Center." Take advantage of our new Investor Resources, including educational, tax and retirement topics. In addition, E-delivery of fund communications is now available. Once you sign up online, you will receive an email notification when your quarterly account statements, prospectuses and shareholder reports are available on our Web site. By electing this service, you can discontinue the paper mailings.


Sincerely,


/s/  R. McLOUGHLIN

R. McLoughlin
President, Phoenix Funds


DECEMBER 31, 2002

TABLE OF CONTENTS

Phoenix-Goodwin Government Cash Fund (formerly Phoenix-Zweig Government Cash Fund) .....   4

Phoenix-Hollister Appreciation Fund (formerly Phoenix-Zweig Appreciation Fund) .........  11

Phoenix-Oakhurst Managed Assets (formerly Phoenix-Zweig Managed Assets) ................  21

Phoenix-Oakhurst Strategy Fund (formerly Phoenix-Zweig Strategy Fund) ..................  33

Notes to Financial Statements ..........................................................  45

PHOENIX-GOODWIN GOVERNMENT CASH FUND

MONTHLY YIELD COMPARISON

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                  Phoenix-Goodwin
           Government Cash Fund Class A 1       IBC Money Fund Report 2
1/31/02                1.49%                             1.35%
2/28/02                1.37%                             1.24%
3/31/02                1.39%                             1.20%
4/30/02                1.12%                             1.20%
5/31/02                1.17%                             1.17%
6/30/02                1.13%                             1.15%
7/31/02                0.98%                             1.11%
8/31/02                1.04%                             1.08%
9/30/02                0.97%                             1.06%
10/31/02               0.99%                             1.03%
11/30/02               0.91%                             0.89%
12/31/02               1.21%                             0.76%

1 This chart  illustrates  the period from January 1, 2002 to December 31, 2002.
  The results are not indicative of the rate of return which may be realized from an investment made in the Government Cash Fund today. The Government Cash Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable Net Asset Value at $1.00 per share.

2 Average monthly yield of taxable Money Market Funds as reported by IBC's Money
  Fund Report.

PHOENIX-GOODWIN GOVERNMENT CASH FUND

                        INVESTMENTS AT DECEMBER 31, 2002


  FACE
  VALUE                                     DISCOUNT   MATURITY
  (000)      DESCRIPTION                      RATE       DATE         VALUE
  -----      -----------                    --------   --------   -----------
FEDERAL AGENCY SECURITIES--100.1%
$3,345 FHLB Discount Note ................    1.00%      1/2/03   $ 3,344,907
 5,000 Freddie Mac Discount Note .........    1.64       1/2/03     4,999,772
 2,000 FHLB(b),(c) .......................    2.00       1/3/03     2,000,000
 3,390 Fannie Mae Discount Note ..........    1.24       1/8/03     3,389,183
 1,950 FHLB(b) ...........................    5.13      1/13/03     1,952,115
   475 Freddie Mac Discount Note .........    1.24      1/17/03       474,738
 1,020 FHLB Discount Note ................    1.68      1/22/03     1,019,003
 3,980 Fannie Mae Discount Note ..........    1.25      2/11/03     3,974,334
 5,500 Freddie Mac Discount Note .........    1.23      2/13/03     5,491,919
 4,230 FHLB(b) ...........................    5.00      2/14/03     4,246,347
 3,000 Fannie Mae(b),(c) .................    1.75      2/15/03     3,000,000
 2,555 Fannie Mae Discount Note ..........    1.28      2/19/03     2,550,549
 2,375 Fannie Mae Discount Note ..........    1.25      2/26/03     2,370,382
 2,000 FHLB(b) ...........................    2.38       3/7/03     2,002,600
 1,110 Fannie Mae Discount Note ..........    1.28      3/27/03     1,106,645
 5,000 Fannie Mae(b) .....................    5.75      4/15/03     5,057,134
 3,900 FHLMC(b) ..........................    7.38      5/15/03     3,981,361
   500 FHLB(b) ...........................    5.69      6/19/03       509,264
 1,000 FHLB(b) ...........................    4.50       7/7/03     1,014,227
 1,000 Fannie Mae(b) .....................    5.91      8/25/03     1,028,250
 1,000 FFCB(b) ...........................    5.38       9/8/03     1,023,994
 1,000 FFCB(b) ...........................    5.58      9/11/03     1,025,687
 1,000 FHLB(b) ...........................    5.13      9/15/03     1,025,037
 1,000 FHLB(b) ...........................    5.14      9/22/03     1,023,648
 1,000 FHLB(b) ...........................    5.41     11/24/03     1,033,516
-----------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES                                    58,644,612
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $58,644,612)                                      58,644,612(a)

Other assets and liabilities, net--(0.1)%                             (40,404)
                                                                  -----------
NET ASSETS--100.0%                                                $58,604,208
                                                                  ===========

(a) At December 31, 2002, the aggregate cost of securities was the same for book and tax purposes.

(b) The interest rate shown is the coupon rate.

(c) Callable. The maturity date shown is the call date.

                        See Notes to Financial Statements

PHOENIX-GOODWIN GOVERNMENT CASH FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

ASSETS
Investment securities at value
   (Identified cost $58,644,612)                                 $58,644,612
Cash                                                                     327
Receivables
   Interest                                                          370,514
   Fund shares sold                                                  292,958
   Receivable from advisor                                             3,923
Prepaid expenses                                                       2,542
                                                                 -----------
     Total assets                                                 59,314,876
                                                                 -----------
LIABILITIES
Payables
   Fund shares repurchased                                           574,993
   Dividend distributions                                             43,629
   Professional fee                                                   48,721
   Transfer agent fee                                                 11,842
   Distribution fee                                                    9,215
   Financial agent fee                                                   933
   Trustees' fee                                                         634
Accrued expenses                                                      20,701
                                                                 -----------
     Total liabilities                                               710,668
                                                                 -----------
NET ASSETS                                                       $58,604,208
                                                                 ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $58,604,208
                                                                 -----------
NET ASSETS                                                       $58,604,208
                                                                 ===========
CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $3,519,917)                 3,519,917
Net asset value and offering price per share                           $1.00
CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $3,192,753)                 3,192,753
Net asset value and offering price per share                           $1.00
CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $2,676,147)                 2,676,147
Net asset value and offering price per share                           $1.00
CLASS I
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $1,321,083)                 1,321,083
Net asset value and offering price per share                           $1.00
CLASS M
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $47,894,308)               47,894,308
Net asset value and offering price per share                           $1.00


                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2002

INVESTMENT INCOME
Interest                                            $4,051,573
                                                    ----------
     Total investment income                         4,051,573
                                                    ----------
EXPENSES
Investment advisory fee                              1,069,348
Distribution fee, Class A                               11,958
Distribution fee, Class B                               40,410
Distribution fee, Class C                                8,845
Distribution fee, Class M                              197,774
Financial agent fee                                     56,219
Professional                                            84,090
Transfer agent                                          74,683
Custodian                                               35,490
Registration                                            33,430
Trustees                                                17,994
Printing                                                15,029
Miscellaneous                                           15,059
                                                    ----------
     Total expenses                                  1,660,329
     Less expenses borne by investment adviser        (516,894)
                                                    ----------
     Net expenses                                    1,143,435
                                                    ----------
NET INVESTMENT INCOME                               $2,908,138
                                                    ==========

                        See Notes to Financial Statements

PHOENIX-GOODWIN GOVERNMENT CASH FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                            Year Ended            Year Ended
                                                                                             12/31/02              12/31/01
                                                                                          ---------------       ---------------
FROM OPERATIONS
   Net investment income (loss)                                                           $     2,908,138       $     9,609,615
                                                                                          ---------------       ---------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  2,908,138             9,609,615
                                                                                          ---------------       ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                 (45,548)             (155,571)
   Net investment income, Class B                                                                 (18,311)             (129,446)
   Net investment income, Class C                                                                 (34,147)             (124,301)
   Net investment income, Class I                                                                 (45,382)              (88,641)
   Net investment income, Class M                                                              (2,764,750)           (9,111,656)
                                                                                          ---------------       ---------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                   (2,908,138)           (9,609,615)
                                                                                          ---------------       ---------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (6,741,673 and 13,721,141 shares, respectively)                6,741,673            13,721,141
   Net asset value of shares issued from reinvestment of distributions
     (40,670 and 144,869 shares, respectively)                                                     40,670               144,869
   Cost of shares repurchased (7,580,979 and 13,820,623 shares, respectively)                  (7,580,979)          (13,820,623)
                                                                                          ---------------       ---------------
Total                                                                                            (798,636)               45,387
                                                                                          ---------------       ---------------
CLASS B
   Proceeds from sales of shares (1,474,457 and 1,224,064 shares, respectively)                 1,474,457             1,224,064
   Net asset value of shares issued from reinvestment of distributions
     (13,408 and 96,120 shares, respectively)                                                      13,408                96,120
   Cost of shares repurchased (3,104,453 and 1,172,276 shares, respectively)                   (3,104,453)           (1,172,276)
                                                                                          ---------------       ---------------
Total                                                                                          (1,616,588)              147,908
                                                                                          ---------------       ---------------
CLASS C
   Proceeds from sales of shares (9,618,108 and 4,169,030 shares, respectively)                 9,618,108             4,169,030
   Net asset value of shares issued from reinvestment of distributions
     (30,867 and 113,751 shares, respectively)                                                     30,867               113,751
   Cost of shares repurchased (10,416,199 and 4,725,773 shares, respectively)                 (10,416,199)           (4,725,773)
                                                                                          ---------------       ---------------
Total                                                                                            (767,224)             (442,992)
                                                                                          ---------------       ---------------
CLASS I
   Proceeds from sales of shares (7,184,989 and 1,048,000 shares, respectively)                 7,184,989             1,048,000
   Net asset value of shares issued from reinvestment of distributions
     (43,364 and 88,641 shares, respectively)                                                      43,364                88,641
   Cost of shares repurchased (8,246,472 and 1,968,002 shares, respectively)                   (8,246,472)           (1,968,002)
                                                                                          ---------------       ---------------
Total                                                                                          (1,018,119)             (831,361)
                                                                                          ---------------       ---------------
CLASS M
   Proceeds from sales of shares (1,352,121,397 and 1,301,602,695 shares,
     respectively)                                                                          1,352,121,397         1,301,602,695
   Net asset value of shares issued from reinvestment of distributions
     (2,206,216 and 6,687,182 shares, respectively)                                             2,206,216             6,687,182
   Cost of shares repurchased (1,554,080,632 and 1,307,906,208 shares, respectively)       (1,554,080,632)       (1,307,906,208)
                                                                                          ---------------       ---------------
Total                                                                                        (199,753,019)              383,669
                                                                                          ---------------       ---------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                 (203,953,586)             (697,389)
                                                                                          ---------------       ---------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                     (203,953,586)             (697,389)

NET ASSETS
   Beginning of period                                                                        262,557,794           263,255,183
                                                                                          ---------------       ---------------
   END OF PERIOD                                                                          $    58,604,208       $   262,557,794
                                                                                          ===============       ===============

                        See Notes to Financial Statements

PHOENIX-GOODWIN GOVERNMENT CASH FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                          CLASS A
                                                                  --------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31
                                                                  --------------------------------------------------------
                                                                   2002         2001        2000         1999        1998
Net asset value, beginning of period                              $ 1.00       $ 1.00      $ 1.00       $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                            0.01         0.04        0.06         0.04        0.05
                                                                  ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                               0.01         0.04        0.06         0.04        0.05
                                                                  ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                            (0.01)       (0.04)      (0.06)       (0.04)      (0.05)
                                                                  ------       ------      ------       ------      ------
Change in net asset value                                             --           --          --           --          --
                                                                  ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                                    $ 1.00       $ 1.00      $ 1.00       $ 1.00      $ 1.00
                                                                  ======       ======      ======       ======      ======
Total return                                                        1.15%        3.50%       5.70%        4.52%       4.91%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                          $3,520       $4,319      $4,273       $6,110      $8,290

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses (2)                                           0.75%        0.68%       0.65%        0.65%       0.65%
   Net investment income                                            1.14%        3.54%       5.62%        4.41%       4.75%

                                                                                          CLASS B
                                                                  --------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31
                                                                  --------------------------------------------------------
                                                                   2002         2001        2000         1999        1998
Net asset value, beginning of period                              $ 1.00       $ 1.00      $ 1.00       $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                              --(4)      0.03        0.05         0.04        0.04
                                                                  ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                                 --         0.03        0.05         0.04        0.04
                                                                  ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                               --(4)     (0.03)      (0.05)       (0.04)      (0.04)
                                                                  ------       ------      ------       ------      ------
Change in net asset value                                             --           --          --           --          --
                                                                  ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                                    $ 1.00       $ 1.00      $ 1.00       $ 1.00      $ 1.00
                                                                  ======       ======      ======       ======      ======
Total return(1)                                                     0.44%        2.81%       4.98%        3.80%       4.18%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                          $3,193       $4,809      $4,661       $4,650      $1,738

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                                            1.45%        1.38%       1.35%        1.35%       1.35%
   Net investment income                                            0.45%        2.85%       4.96%        3.80%       3.97%

(1) Maximum sales charge is not reflected in total return calculation.

(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.51%, 1.53%, 1.20%, 1.09% and 1.30% for the periods ended December 31, 2002, 2001,
    2000, 1999 and 1998, respectively.

(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.15%, 2.07%, 1.99%, 2.51% and 3.70% for the periods ended December 31, 2002, 2001,
    2000, 1999 and 1998, respectively.

(4) Amount is less than $0.01.

                        See Notes to Financial Statements

Phoenix-Goodwin Government Cash Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                          CLASS C
                                                                  --------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31
                                                                  --------------------------------------------------------
                                                                   2002         2001        2000         1999        1998
Net asset value, beginning of period                              $ 1.00       $ 1.00      $ 1.00       $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                            0.01         0.04        0.06         0.04        0.05
                                                                  ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                               0.01         0.04        0.06         0.04        0.05
                                                                  ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                            (0.01)       (0.04)      (0.06)       (0.04)      (0.05)
                                                                  ------       ------      ------       ------      ------
Change in net asset value                                             --           --          --           --          --
                                                                  ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                                    $ 1.00       $ 1.00      $ 1.00       $ 1.00      $ 1.00
                                                                  ======       ======      ======       ======      ======
Total return(1)                                                     1.15%        3.50%       5.70%        4.52%       4.91%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                          $2,676       $3,443      $3,886       $5,982      $6,624

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(2)                                            0.75%        0.68%       0.65%        0.65%       0.65%
   Net investment income                                            1.16%        3.60%       5.64%        4.43%       4.73%

                                                                                        CLASS I
                                                                  --------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31
                                                                  --------------------------------------------------------
                                                                   2002         2001        2000         1999        1998
Net asset value, beginning of period                              $ 1.00       $ 1.00      $ 1.00       $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                            0.01         0.04        0.06         0.05        0.05
                                                                  ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                               0.01         0.04        0.06         0.05        0.05
                                                                  ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                            (0.01)       (0.04)      (0.06)       (0.05)      (0.05)
                                                                  ------       ------      ------       ------      ------
Change in net asset value                                             --           --          --           --          --
                                                                  ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                                    $ 1.00       $ 1.00      $ 1.00       $ 1.00      $ 1.00
                                                                  ======       ======      ======       ======      ======
Total return                                                        1.46%        3.80%       6.01%        4.83%       5.23%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                          $1,321       $2,339      $3,171       $2,146      $2,884

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                                            0.45%        0.38%       0.35%       0.35%        0.35%
   Net investment income                                            1.41%        3.80%       5.94%       4.73%        5.15%

(1) Maximum sales charge is not reflected in total return calculation.

(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.69%, 1.64%, 1.31%, 1.35% and 1.38% for the periods ended December 31, 2002, 2001,
    2000, 1999 and 1998, respectively.

(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.01%, 1.16%, 1.14%, 0.67% and 1.47% for the periods ended December 31, 2002, 2001,
    2000, 1999 and 1998, respectively.

                        See Notes to Financial Statements

PHOENIX-GOODWIN GOVERNMENT CASH FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                        CLASS M
                                                                  --------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31
                                                                  --------------------------------------------------------
                                                                   2002         2001        2000         1999        1998
Net asset value, beginning of period                              $ 1.00       $ 1.00      $ 1.00       $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                            0.01         0.04        0.06         0.05        0.05
                                                                  ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                               0.01         0.04        0.06         0.05        0.05
                                                                  ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                            (0.01)       (0.04)      (0.06)       (0.05)      (0.05)
                                                                  ------       ------      ------       ------      ------
Change in net asset value                                             --           --          --           --          --
                                                                  ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                                    $ 1.00       $ 1.00      $ 1.00       $ 1.00      $ 1.00
                                                                  ======       ======      ======       ======      ======
Total return                                                        1.39%        3.74%       5.95%        4.77%       5.16%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                         $47,894     $247,647    $247,264     $146,314     $75,264

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(1)                                            0.51%        0.44%       0.41%        0.41%       0.41%
   Net investment income                                            1.38%        3.83%       5.93%        4.71%       5.01%

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.72%, 0.71%, 0.67%, 0.66% and 0.69% for the periods ended December 31, 2002, 2001,
    2000, 1999 and 1998, respectively.

                        See Notes to Financial Statements

PHOENIX-HOLLISTER APPRECIATION FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND STRATEGY?

A: The fund's objective is to provide long-term capital appreciation. We use a contrarian, opportunistic approach to select a small number of quality companies that we believe possess intrinsic value that will be realized over the long term.

Q: HOW DID THE FUND PERFORM DURING THE 12 MONTHS ENDED DECEMBER 31, 2002?

A: Although our fund outperformed both its benchmarks, the Russell 2000 Index 1 and S&P 500 Index 2 indices at -20.48% and -22.10%, respectively, it was still a troublesome year. Class A shares were down 16.42%, Class B shares dropped 17.03%, Class C shares were down 17.05% and Class I shares dropped 16.25%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results.

Q: HOW WOULD YOU DESCRIBE THE MARKET ENVIRONMENT OVER THE PAST YEAR?

A: Changes were everywhere in 2002. The year started out in turmoil with the announcement of WorldCom alleged fraud and ended the year with the U.S. on the brink of war with Iraq. In between, the markets saw more alleged fraud in companies such as Tenet Healthcare, Adelphia Communications, and HealthSouth. We also saw some trends which should bode well for the coming years. A shake-up in our congress due to the November elections should pave the way for more action than usual in the next two years.

      Also, we saw a new majority leader, Dr. Bill Frist, come to the front of the line which should help a broad healthcare plan come to see the light of day in 2003. On the economic front, we continue to fight the lingering fears of deflation, high energy prices, over-capacity and a weakening dollar. Our overall tone towards the economy is much more upbeat for 2003 than any of the past three years.

Q: HOW DID THE CHANGE IN MANAGEMENT FROM ZWEIG TO HOLLISTER AFFECT THE FUND?

A: We believe that recognizing cyclical and secular inflection points are the keys to performing in the small-cap marketplace. We also feel that understanding the movements of industry and market cycles, how they evolve, and which influences are critical, reveal the best industry and sector opportunities. Lastly, in order to identify the best-run businesses, a thorough fundamental probe using traditional value metrics is paramount.

      The primary differences between the prior management team's characteristics and ours can be found in the number of companies held in the fund, along with the weighted average market cap. Since we are a fundamental, bottom-up manager, we have fewer companies. Secondly, our weighted average market cap tends to be higher because of our focus on quality companies. We focus on small cap companies with market cap ranges between $250 million and $2 billion, which is larger than the former management team.


1 THE RUSSELL 2000 INDEX MEASURES THE TOTAL RETURN PERFORMANCE OF THE 2,000
  SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX.

2 THE S&P 500 INDEX MEASURES BROAD STOCK MARKET TOTAL RETURN PERFORMANCE. THE
  INDEX IS UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT.

  THE INDEXES ARE UNMANAGED, DO NOT REFLECT MANAGEMENT FEES, AND ARE NOT AVAILABLE FOR DIRECT INVESTMENT.

Q: HOW DID THE FUND FARE THIS YEAR?

A: Although the equity market's first quarter was marred by corporate fraud cases such as Adelphia and WorldCom, the fund's first quarter started out well, relatively, because of the large over-weights in the Consumer Discretionary and Consumer Staples sectors. On the negative side, individual stock selection hurt us in the Technology sector as well as Industrials. Healthcare and Telecommunications were the worst performing, however, neither sector was enough to derail the strong performance of the Consumer Discretionary and Consumer Staples sectors.

      The second quarter continued to favor the positioning in the fund. Continued over-weights in Consumer Discretionary, Consumer Staples and Healthcare, along with an under-weight in Technology, helped performance. Most importantly for the quarter though, was our underweight in the Technology sector. Telecommunications was the second worst performing, however it contributed very little to the downside.

      The portfolio outperformed relative to the benchmark in the third quarter, primarily due to the underweight position in the Information Technology sector. We selectively added to our position in the sector, however we continue to believe that most stocks in the sector are significantly overvalued. The underweight in the Materials sector and good stock selection in the Financials sector with names such as Annaly Mortgage, Hibernia, and Doral Financial also helped performance. Our overweight position in the Consumer Discretionary sector detracted from performance--along with, our position in Six Flags.

      The portfolio underperformance relative to the benchmark in the fourth quarter was due to the underweight position in the Information Technology sector and declines in individual issues in the Healthcare and Industrials sectors. In the Healthcare sector, Andrx, a generic drug maker, fell over 30% for the quarter due to the unfavorable outcome of a patient trial on its generic version of Prilosec. In the industrials sector, Terex fell over 30% due to an earnings shortfall and Valassis Communications, one of our largest holdings, fell 16% on the announcement that 2003 earnings would decline.

      Strong stock selection in the Consumer Discretionary sector helped performance. Retail stocks such as Liz Claiborne and Office Depot and media stocks such as Media General and Regal Entertainment performed well despite the sub-par holiday shopping season. We significantly reduced our position in the sector selling into the rally early in the quarter.

Q: WHAT IS YOUR CURRENT OUTLOOK?

A: We feel very comfortable in such a rocky marketplace with companies that have strong balance sheets, monopolistic characteristics, and reasonable valuations. As many of the macro economic data points have alluded to, inflation is benign and productivity is high at this point in the economic cycle. Companies that have the ability to grow their customer bases, retain good talent, and raise prices should do well in this type of slowly recovering economy. Dividend yield will play an increasing role in future stock selection as it gives the portfolio downside protection with the potential to outperform the overall market.

                                                                   FEBRUARY 2003

PHOENIX-HOLLISTER APPRECIATION FUND

AVERAGE ANNUAL TOTAL RETURNS 1                            PERIOD ENDING 12/31/02

                                                                                              INCEPTION     INCEPTION
                                                        1 YEAR       5 YEARS     10 YEARS    TO 12/31/02       DATE
                                                        -------      -------     --------    -----------    ---------
        Class A Shares at NAV 2                         (16.42)%     (2.95)%       5.55%          --               --
        Class A Shares at POP 3                         (21.23)      (4.09)        4.93           --               --

        Class B Shares at NAV 2                         (17.03)      (3.62)          --         1.90%          4/8/96
        Class B Shares with CDSC 4                      (20.18)      (3.73)          --         1.90           4/8/96

        Class C Shares at NAV 2                         (17.05)      (3.63)        4.82           --           2/3/92
        Class C Shares with CDSC 4                      (17.05)      (3.63)        4.82           --           2/3/92

        Class I Shares at NAV 2                         (16.25)      (2.66)          --         2.34          11/1/96

        Russell 2000 Index 8                            (20.48)      (1.36)        7.16       Note 6           Note 6

        S&P 500 Index 9                                 (22.10)      (0.56)        9.37       Note 7           Note 7

1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

4 CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1.25% in the first year and 0% thereafter.

5 This chart illustrates POP returns on Class A shares since inception. Returns on Class B, Class C and Class I shares will vary due to differing sales charges.

6 Index  performance  is 3.58% for Class B (since  4/8/96) and 3.33% for Class I
  (since 11/1/96), respectively.

7 Index  performance  is 6.39% for Class B (since  4/8/96) and 5.24% for Class I
  (since 11/1/96), respectively.

8 The Russell 2000 Index is an unmanaged, commonly used measure of the total return performance of the 2,000 smallest companies in the Russell 3000 Index. The index's performance does not reflect sales charges.

9 The S&P 500 Index is an unmanaged, commonly used measure of stock market total return performance and is provided for general comparative purposes. The index's performance does not reflect sales charges.

  All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

GROWTH OF $10,000                                           PERIODS ENDING 12/31

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 Phoenix-Hollister
                 Appreciation Fund
                     Class A 5          Russell 2000 Index 8    S&P 500 Index 9
12/31/92            $ 9,425.00                $10,000.00          $10,000.00
12/31/93            $10,805.90                $11,890.69          $11,000.01
12/31/94            $10,607.64                $11,674.09          $11,145.54
12/31/95            $13,153.05                $14,994.07          $15,325.93
12/31/96            $15,177.47                $17,467.24          $18,888.86
12/31/97            $18,793.88                $21,373.12          $25,193.12
12/31/98            $18,611.18                $20,828.80          $32,437.78
12/31/99            $18,276.92                $25,256.45          $39,293.54
12/31/00            $18,641.34                $24,493.41          $35,683.59
12/31/01            $19,358.84                $25,102.33          $31,446.22
12/31/02            $16,179.68                $19,960.46          $24,496.48

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 12/31/92 in Class A shares and reflects the maximum sales charge of 5.75% on the initial investment. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges.


SECTOR WEIGHTINGS                              12/31/02


As a percentage of equity holdings

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financials                  29%

Industrials                 15

Consumer Discretionary      14

Health-Care                 11

Energy                       9

Consumer Staples             6

Utilities                    6

Other                       10

PHOENIX-HOLLISTER APPRECIATION FUND

                TEN LARGEST EQUITY HOLDINGS AT DECEMBER 31, 2002
                     (AS A PERCENTAGE OF TOTAL NET ASSETS)

 1. UST, Inc.                                                               3.6%
    SPIRITS AND TOBACCO DISTRIBUTOR
 2. AMBAC Financial Group, Inc.                                             3.0%
    MUNICIPAL BOND INSURANCE COMPANY
 3. Cullen/Frost Bankers, Inc.                                              3.0%
    TEXAS-BASED COMMERCIAL BANK
 4. Doral Financial Corp.                                                   2.9%
    CONSUMER FINANCE COMPANY BASED IN PUERTO RICO
 5. Arch Capital Group Ltd.                                                 2.5%
    PROPERTY AND CASUALTY INSURER


 6. Commerce Group, Inc. (The)                                              2.5%
    PROPERTY AND CASUALTY INSURER
 7. Integrated Defense Technologies, Inc.                                   2.4%
    DEVELOPS AND DISTRIBUTES ELECTRONIC COMBAT SYSTEMS
 8. Mylan Laboratories, Inc.                                                2.4%
    MANUFACTURES AND MARKETS PHARMACEUTICALS
 9. Liz Claiborne, Inc.                                                     2.1%
    SPECIALTY RETAILER OF WOMEN'S APPAREL
10. Mercury General Corp.                                                   2.0%
    AUTO INSURANCE UNDERWRITER

                        INVESTMENTS AT DECEMBER 31, 2002

                                                        SHARES     VALUE
                                                       -------  -----------
COMMON STOCKS--95.2%

AEROSPACE & DEFENSE--5.4%
DRS Technologies, Inc.(b) ..........................    39,700  $ 1,243,801
Herley Industries, Inc.(b) .........................    73,200    1,274,266
Integrated Defense Technologies, Inc.(b) ...........   139,400    2,021,300
                                                                -----------
                                                                  4,539,367
                                                                -----------
AIR FREIGHT & COURIERS--2.4%
Airborne, Inc. .....................................    70,600    1,046,998
Pacer International, Inc.(b) .......................    74,700      993,510
                                                                -----------
                                                                  2,040,508
                                                                -----------
APPAREL RETAIL--0.6%
Burlington Coat Factory Warehouse Corp. ............    26,100      468,495

APPAREL, ACCESSORIES & LUXURY GOODS--2.3%
Liz Claiborne, Inc. ................................    59,100    1,752,315
Russell Corp. ......................................    13,500      225,990
                                                                -----------
                                                                  1,978,305
                                                                -----------
APPLICATION SOFTWARE--0.6%
SeaChange International, Inc.(b) ...................    79,900      491,385

BANKS--12.1%
Colonial BancGroup, Inc. (The) .....................    37,100      442,603
Cullen/Frost Bankers, Inc. .........................    76,400    2,498,280
First Charter Corp. ................................    54,700      984,600
First Tennessee National Corp. .....................    24,600      884,124
Greater Bay Bancorp ................................    27,500      475,475
Hibernia Corp. Class A .............................    84,300    1,623,618

                                                        SHARES     VALUE
                                                       -------  -----------
BANKS--CONTINUED
NetBank, Inc.(b) ...................................    60,000  $   580,800
Popular, Inc. ......................................    31,100    1,051,180
Southwest Bancorp of Texas, Inc.(b) ................    35,900    1,034,279
W Holding Co., Inc. ................................    41,200      676,092
                                                                -----------
                                                                 10,251,051
                                                                -----------
BIOTECHNOLOGY--1.9%
Cell Genesys, Inc.(b) ..............................    36,500      407,011
Charles River Laboratories International, Inc.(b) ..    30,300    1,165,944
                                                                -----------
                                                                  1,572,955
                                                                -----------
CASINOS & GAMING--1.0%
WMS Industries, Inc.(b) ............................    56,600      847,868

COMMERCIAL PRINTING--1.0%
Valassis Communications, Inc.(b) ...................    30,000      882,900

COMMODITY CHEMICALS--1.0%
Lyondell Chemical Co. ..............................    66,000      834,240

COMPUTER & ELECTRONICS RETAIL--1.4%
Circuit City Stores-Circuit City Group .............   156,200    1,159,004

CONSTRUCTION & ENGINEERING--2.0%
Dycom Industries, Inc.(b) ..........................    67,100      889,075
MasTec, Inc.(b) ....................................   269,200      794,140
                                                                -----------
                                                                  1,683,215
                                                                -----------
CONSTRUCTION MATERIALS--1.3%
Texas Industries, Inc. .............................    43,500    1,057,050

                        See Notes to Financial Statements

PHOENIX-HOLLISTER APPRECIATION FUND

                                                        SHARES     VALUE
                                                       -------  -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--2.4%
Astec Industries, Inc.(b) ..........................    66,700  $   662,331
Terex Corp.(b) .....................................    65,000      724,100
Trinity Industries, Inc. ...........................    34,700      657,912
                                                                -----------
                                                                  2,044,343
                                                                -----------
CONSUMER FINANCE--2.9%
Doral Financial Corp. ..............................    85,200    2,436,720

DIVERSIFIED CHEMICALS--0.5%
Olin Corp. .........................................    28,500      443,175

DIVERSIFIED COMMERCIAL SERVICES--0.3%
Arbitron, Inc.(b) ..................................     7,000      234,500

ELECTRIC UTILITIES--3.7%
Black Hills Corp. ..................................    39,800    1,055,496
Hawaiian Electric Industries, Inc. .................    30,000    1,319,400
PNM Resources, Inc. ................................    30,000      714,600
                                                                -----------
                                                                  3,089,496
                                                                -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.4%
Diebold, Inc. ......................................    40,300    1,661,166
Tech Data Corp.(b) .................................    12,600      339,696
                                                                -----------
                                                                  2,000,862
                                                                -----------
EMPLOYMENT SERVICES--1.5%
Manpower, Inc. .....................................    40,600    1,295,140

FOOD DISTRIBUTORS--1.5%
United Natural Foods, Inc.(b) ......................    49,000    1,242,150

GAS UTILITIES--1.1%
UGI Corp. ..........................................    25,000      934,750

HEALTH CARE DISTRIBUTORS & SERVICES--2.3%
Andrx Corp.(b) .....................................    80,000    1,173,600
Unilab Corp.(b) ....................................    40,800      746,640
                                                                -----------
                                                                  1,920,240
                                                                -----------
HEALTH CARE FACILITIES--1.7%
LifePoint Hospitals, Inc.(b) .......................    14,600      436,993
Manor Care, Inc.(b) ................................    54,900    1,021,689
                                                                -----------
                                                                  1,458,682
                                                                -----------
HOME IMPROVEMENT RETAIL--0.7%
Blue Rhino Corp.(b) ................................    36,100      627,779

HOMEBUILDING--0.4%
Toll Brothers, Inc.(b) .............................    18,600      375,720

LEISURE PRODUCTS--1.3%
Hasbro, Inc. .......................................    93,200    1,076,460

                                                        SHARES     VALUE
                                                       -------  -----------
MANAGED HEALTH CARE--0.8%
Health Net, Inc.(b) ................................    24,200  $   638,880

MOVIES & ENTERTAINMENT--2.0%
Regal Entertainment Group Class A ..................    79,700    1,707,174

MULTI-UTILITIES--0.7%
Calpine Corp.(b) ...................................   172,700      563,002

NETWORKING EQUIPMENT--0.7%
Brocade Communications Systems, Inc.(b) ............   151,600      627,624

OIL & GAS DRILLING--4.4%
National-Oilwell, Inc.(b) ..........................    59,200    1,292,928
Patterson-UTI Energy, Inc.(b) ......................    34,200    1,031,814
Rowan Cos., Inc. ...................................    63,000    1,430,100
                                                                -----------
                                                                  3,754,842
                                                                -----------
OIL & GAS EQUIPMENT & SERVICES--0.5%
Key Energy Services, Inc.(b) .......................    47,300      424,281

OIL & GAS EXPLORATION & PRODUCTION--3.7%
Chesapeake Energy Corp. ............................   151,000    1,168,740
Newfield Exploration Co.(b) ........................    18,800      677,740
Pioneer Natural Resources Co.(b) ...................    50,800    1,282,700
                                                                -----------
                                                                  3,129,180
                                                                -----------
PACKAGED FOODS AND MEATS--0.8%
Interstate Bakeries Corp. ..........................    43,300      660,325

PHARMACEUTICALS--4.1%
Mylan Laboratories, Inc. ...........................    57,300    1,999,770
SICOR, Inc.(b) .....................................    93,800    1,486,730
                                                                -----------
                                                                  3,486,500
                                                                -----------
PROPERTY & CASUALTY INSURANCE--8.0%
AMBAC Financial Group, Inc. ........................    45,600    2,564,544
Commerce Group, Inc. (The) .........................    55,200    2,069,448
Fremont General Corp. ..............................    94,400      423,856
Mercury General Corp. ..............................    46,000    1,728,680
                                                                -----------
                                                                  6,786,528
                                                                -----------
PUBLISHING & PRINTING--1.3%
Media General, Inc. Class A ........................    18,400    1,103,080

REINSURANCE--2.5%
Arch Capital Group Ltd.(b) .........................    67,500    2,103,975

REITS--1.8%
iStar Financial, Inc. ..............................    48,400    1,357,620
RFS Hotel Investors, Inc. ..........................    15,000      162,900
                                                                -----------
                                                                  1,520,520
                                                                -----------

                        See Notes to Financial Statements

PHOENIX-HOLLISTER APPRECIATION FUND

                                                        SHARES     VALUE
                                                       -------  -----------
SEMICONDUCTORS--0.3%
Applied Micro Circuits Corp.(b) ....................    77,200  $   284,868

SPECIALTY STORES--2.6%
Office Depot, Inc.(b) ..............................    99,600    1,470,096
Pep Boys-Manny, Moe & Jack (The) ...................    62,600      726,160
                                                                -----------
                                                                  2,196,256
                                                                -----------
TELECOMMUNICATIONS EQUIPMENT--1.2%
Harris Corp. .......................................    37,300      980,990

TOBACCO--4.1%
R.J. Reynolds Tobacco Holdings, Inc. ...............    10,000      421,100
UST, Inc. ..........................................    91,100    3,045,473
                                                                -----------
                                                                  3,466,573
                                                                -----------
---------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $81,665,160)                                    80,420,958
---------------------------------------------------------------------------

FOREIGN COMMON STOCKS--1.6%

HOTELS, RESORTS & CRUISE LINES--0.5%
Four Seasons Hotels, Inc. (Canada) .................    14,500      409,625

REINSURANCE--1.1%
Everest Re Group Ltd. (Barbados) ...................    16,700      923,510
---------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,420,622)                                      1,333,135
---------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--2.0%
iShares Russell 2000 Index Fund ....................    22,000    1,667,820
---------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $1,788,054)                                      1,667,820
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.8%
(IDENTIFIED COST $84,873,836)                                    83,421,913
---------------------------------------------------------------------------

                                            STANDARD
                                            & POOR'S     PAR
                                             RATING     VALUE
                                          (Unaudited)   (000)      VALUE
                                          -----------  -------  -----------
SHORT-TERM OBLIGATIONS--3.6%

COMMERCIAL PAPER--3.6%
Emerson Electric Co. 1.25%, 1/2/03             A-1     $ 3,010  $ 3,009,895
---------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $3,009,895)                                      3,009,895
---------------------------------------------------------------------------

TOTAL INVESTMENTS--102.4%
(IDENTIFIED COST $87,883,731)                                    86,431,808(a)

Other assets and liabilities, net--(2.4)%                        (2,011,445)
                                                                -----------
NET ASSETS--100.0%                                              $84,420,363
                                                                ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $4,452,000 and gross depreciation of $8,025,805 for federal income tax purposes. At December 31, 2002, the aggregate cost of securities for federal income tax purposes was $90,005,613.

(b) Non-income producing.

                        See Notes to Financial Statements

Phoenix-Hollister Appreciation Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

ASSETS
Investment securities at value
   (Identified cost $87,883,731)                                 $86,431,808
Cash                                                                   1,776
Receivables
   Dividends and interest                                             59,115
   Investment securities sold                                         16,552
   Fund shares sold                                                   15,576
Prepaid expenses                                                       1,332
                                                                 -----------
     Total assets                                                 86,526,159
                                                                 -----------
LIABILITIES
Payables
   Investment securities purchased                                 1,623,533
   Fund shares repurchased                                           261,542
   Investment advisory fee                                            73,630
   Distribution fee                                                   42,388
   Transfer agent fee                                                 34,381
   Financial agent fee                                                 4,843
   Trustees' fee                                                         634
Accrued expenses                                                      64,845
                                                                 -----------
     Total liabilities                                             2,105,796
                                                                 -----------
NET ASSETS                                                       $84,420,363
                                                                 ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $87,686,207
Undistributed net investment income                                   47,779
Accumulated net realized loss                                     (1,861,700)
Net unrealized depreciation                                       (1,451,923)
                                                                 -----------
NET ASSETS                                                       $84,420,363
                                                                 ===========
CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $51,179,368)                5,937,086
Net asset value per share                                              $8.62
Offering price per share $8.62/(1-5.75%)                               $9.15

CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $7,534,075)                   904,346
Net asset value and offering price per share                           $8.33

CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $25,625,399)                3,079,468
Net asset value and offering price per share                           $8.32

CLASS I
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $81,521)                        9,219
Net asset value and offering price per share                           $8.84


                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2002

INVESTMENT INCOME
Dividends                                                    $  1,089,532
Interest                                                          116,157
Foreign taxes withheld                                             (2,129)
                                                             ------------
     Total investment income                                    1,203,560
                                                             ------------
EXPENSES
Investment advisory fee                                         1,082,984
Distribution fee, Class A                                         192,349
Distribution fee, Class B                                          99,732
Distribution fee, Class C                                         333,799
Financial agent fee                                                69,979
Transfer agent                                                    206,786
Custodian                                                          96,763
Professional                                                       52,906
Printing                                                           27,977
Registration                                                       19,623
Trustees                                                           17,994
Miscellaneous                                                      11,902
                                                             ------------
     Total expenses                                             2,212,794
                                                             ------------
NET INVESTMENT LOSS                                            (1,009,234)
                                                             ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                 4,585,715
Net change in unrealized appreciation (depreciation) on
   investments                                                (21,940,553)
                                                             ------------
NET LOSS ON INVESTMENTS                                       (17,354,838)
                                                             ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS         $(18,364,072)
                                                             ============

                        See Notes to Financial Statements

PHOENIX-HOLLISTER APPRECIATION FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                 Year Ended           Year Ended
                                                                                                  12/31/02             12/31/01
                                                                                                 ------------        ------------
FROM OPERATIONS
   Net investment income (loss)                                                                  $ (1,009,234)       $ (1,063,010)
   Net realized gain (loss)                                                                         4,585,715             124,776
   Net change in unrealized appreciation (depreciation)                                           (21,940,553)          4,480,814
                                                                                                 ------------        ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    (18,364,072)          3,542,580
                                                                                                 ------------        ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                          --             (78,086)
   Net investment income, Class I                                                                          --              (4,092)
   Net realized long-term gains, Class A                                                           (2,529,472)                 --
   Net realized long-term gains, Class B                                                             (385,786)                 --
   Net realized long-term gains, Class C                                                           (1,315,267)                 --
   Net realized long-term gains, Class I                                                               (3,797)                 --
                                                                                                 ------------        ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                       (4,234,322)            (82,178)
                                                                                                 ------------        ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (306,865 and 299,404 shares, respectively)                         3,370,171           3,107,695
   Net asset value of shares issued from reinvestment of distributions
     (262,628 and 6,534 shares, respectively)                                                       2,279,243              69,587
   Cost of shares repurchased (1,122,780 and 1,537,424 shares, respectively)                      (11,558,523)        (15,710,397)
                                                                                                 ------------        ------------
Total                                                                                              (5,909,109)        (12,533,115)
                                                                                                 ------------        ------------
CLASS B
   Proceeds from sales of shares (107,897 and 83,550 shares, respectively)                          1,128,247             809,414
   Net asset value of shares issued from reinvestment of distributions
     (42,889 and 0 shares, respectively)                                                              360,270                  --
   Cost of shares repurchased (314,167 and 331,695 shares, respectively)                           (3,125,720)         (3,295,631)
                                                                                                 ------------        ------------
Total                                                                                              (1,637,203)         (2,486,217)
                                                                                                 ------------        ------------
CLASS C
   Proceeds from sales of shares (114,520 and 91,053 shares, respectively)                          1,136,647             923,476
   Net asset value of shares issued from reinvestment of distributions
     (143,733 and 0 shares, respectively)                                                           1,205,923                  --
   Cost of shares repurchased (759,808 and 1,027,429 shares, respectively)                         (7,530,736)        (10,245,466)
                                                                                                 ------------        ------------
Total                                                                                              (5,188,166)         (9,321,990)
                                                                                                 ------------        ------------
CLASS I
   Proceeds from sales of shares (4,841 and 2,683 shares, respectively)                                53,586              28,297
   Net asset value of shares issued from reinvestment of distributions
     (425 and 376 shares, respectively)                                                                 3,797               4,092
   Cost of shares repurchased (87,382 and 4,083 shares, respectively)                                (804,341)            (43,449)
                                                                                                 ------------        ------------
Total                                                                                                (746,958)            (11,060)
                                                                                                 ------------        ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                      (13,481,436)        (24,352,382)
                                                                                                 ------------        ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                          (36,079,830)        (20,891,980)

NET ASSETS
   Beginning of period                                                                            120,500,193         141,392,173
                                                                                                 ------------        ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME AND DISTRIBUTIONS
     IN EXCESS OF NET INVESTMENT INCOME OF $47,779 AND ($294,979), RESPECTIVELY]                 $ 84,420,363        $120,500,193
                                                                                                 ============        ============

                        See Notes to Financial Statements

PHOENIX-HOLLISTER APPRECIATION FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                          CLASS A
                                                                 ---------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31
                                                                 ---------------------------------------------------------
                                                                  2002          2001        2000         1999        1998
Net asset value, beginning of period                             $ 10.84       $10.45      $11.99       $16.21      $18.27
                                                                 -------       ------      ------       ------      ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                    (0.07)(2)    (0.06)(2)    0.12(2)      0.11(2)     0.07
   Net realized and unrealized gain (loss)                         (1.71)        0.46        0.05        (0.51)      (0.32)
                                                                 -------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                              (1.78)        0.40        0.17        (0.40)      (0.25)
                                                                 -------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                               --        (0.01)      (0.11)       (0.12)      (0.07)
   Distributions from net realized gains                           (0.44)          --       (1.60)       (3.70)      (1.74)
                                                                 -------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                           (0.44)       (0.01)      (1.71)       (3.82)      (1.81)
                                                                 -------       ------      ------       ------      ------
Change in net asset value                                          (2.22)        0.39       (1.54)       (4.22)      (2.06)
                                                                 -------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                                   $  8.62       $10.84      $10.45       $11.99      $16.21
                                                                 =======       ======      ======       ======      ======
Total return(1)                                                   (16.42)%       3.85 %      1.99%       (1.80)%     (0.97)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                         $51,179      $70,384     $80,690     $126,461    $240,900

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                               1.77 %       1.78 %      1.72%        1.58 %      1.52 %
   Net investment income (loss)                                    (0.65)%      (0.56)%      0.99%        0.74 %      0.34 %
Portfolio turnover                                                   283 %        226 %       265%          92 %       117 %

                                                                                        CLASS B
                                                                 ---------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31
                                                                 ---------------------------------------------------------
                                                                  2002          2001        2000         1999        1998
Net asset value, beginning of period                             $ 10.57       $10.24      $11.80       $16.02      $18.13
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                    (0.14)(2)    (0.13)(2)    0.03(2)      0.01(2)    (0.06)
   Net realized and unrealized gain (loss)                         (1.66)        0.46        0.05        (0.51)      (0.31)
                                                                 -------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                              (1.80)        0.33        0.08        (0.50)      (0.37)
                                                                 -------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                               --           --       (0.04)       (0.02)         --
   Distributions from net realized gains                           (0.44)          --       (1.60)       (3.70)      (1.74)
                                                                 -------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                           (0.44)          --       (1.64)       (3.72)      (1.74)
                                                                 -------       ------      ------       ------      ------
Change in net asset value                                          (2.24)        0.33       (1.56)       (4.22)      (2.11)
                                                                 -------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                                   $  8.33       $10.57      $10.24       $11.80      $16.02
                                                                 =======       ======      ======       ======      ======
Total return(1)                                                   (17.03)%       3.22 %      1.23%       (2.45)%     (1.66)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                         $ 7,534      $11,287     $13,481      $19,523     $30,370

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                               2.47 %       2.48 %      2.42%        2.27 %      2.22 %
   Net investment income (loss)                                    (1.36)%      (1.26)%      0.29%        0.08 %     (0.36)%
Portfolio turnover                                                   283 %        226 %       265%          92 %       117 %

(1) Maximum sales charge is not reflected in total return calculation.

(2) Computed using average shares outstanding.

                        See Notes to Financial Statements

PHOENIX-HOLLISTER APPRECIATION FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                          CLASS C
                                                                 ---------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31
                                                                 ---------------------------------------------------------
                                                                  2002          2001        2000         1999        1998
Net asset value, beginning of period                             $ 10.56       $10.23      $11.79       $15.99      $18.10
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                    (0.14)(2)    (0.13)(2)    0.04(2)        --(2)    (0.07)
   Net realized and unrealized gain (loss)                         (1.66)        0.46        0.04        (0.50)      (0.30)
                                                                 -------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                              (1.80)        0.33        0.08        (0.50)      (0.37)
                                                                 -------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                               --           --       (0.04)          --          --
   Distributions from net realized gains                           (0.44)          --       (1.60)       (3.70)      (1.74)
                                                                 -------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                           (0.44)          --       (1.64)       (3.70)      (1.74)
                                                                 -------       ------      ------       ------      ------
Change in net asset value                                          (2.24)        0.33       (1.56)       (4.20)      (2.11)
                                                                 -------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                                   $  8.32       $10.56      $10.23       $11.79      $15.99
                                                                 =======       ======      ======       ======      ======
Total return (1)                                                  (17.05)%       3.23 %      1.22%       (2.49)%     (1.67)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                         $25,625      $37,817     $46,235      $89,165    $201,789

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                               2.46 %       2.48 %      2.42%        2.28 %      2.22 %
   Net investment income (loss)                                    (1.36)%      (1.26)%      0.32%        0.02 %     (0.36)%
Portfolio turnover                                                   283 %        226 %       265%          92 %       117 %


                                                                                        CLASS I
                                                                 ---------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31
                                                                 ---------------------------------------------------------
                                                                  2002          2001        2000         1999        1998
Net asset value, beginning of period                             $ 11.08       $10.67      $12.21       $16.43      $18.46
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                    (0.06)(2)    (0.03)(2)    0.16(2)      0.17(2)     0.09
   Net realized and unrealized gain (loss)                         (1.74)        0.49        0.04        (0.52)      (0.29)
                                                                 -------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                              (1.80)        0.46        0.20        (0.35)      (0.20)
                                                                 -------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                               --        (0.05)      (0.14)       (0.17)      (0.09)
   Distributions from net realized gains                           (0.44)          --       (1.60)       (3.70)      (1.74)
                                                                 -------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                           (0.44)       (0.05)      (1.74)       (3.87)      (1.83)
                                                                 -------       ------      ------       ------      ------
Change in net asset value                                          (2.24)        0.41       (1.54)       (4.22)      (2.03)
                                                                 -------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                                   $  8.84       $11.08      $10.67       $12.21      $16.43
                                                                 =======       ======      ======       ======      ======
Total return                                                      (16.25)%       4.27 %      2.23%       (1.45)%     (0.67)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                             $82       $1,012        $986       $1,903      $2,760

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                               1.47 %       1.48 %      1.44%        1.27 %      1.22 %
   Net investment income (loss)                                    (0.50)%      (0.27)%      1.35%        1.14 %      0.64 %
Portfolio turnover                                                   283 %        226 %       265%          92 %       117 %


(1) Maximum sales charge is not reflected in total return calculation.

(2) Computed using average shares outstanding.

                        See Notes to Financial Statements

PHOENIX-OAKHURST MANAGED ASSETS

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: Phoenix-Oakhurst Managed Assets is appropriate for investors seeking long-term capital appreciation, current income, and conservation of capital from a balanced portfolio of stocks, bonds, and cash equivalents. Investors should note that foreign investments pose additional risk, such as currency fluctuation, less public disclosure, and political and economic uncertainty.

Q: CAN YOU PROVIDE A BRIEF OVERVIEW OF THE EQUITY MARKETS OVER THE LAST 12
MONTHS?

A: From December 31, 2001 to December 31, 2002, the stock market represented by the large-cap S&P 500 Index 1 had a negative return of 22.10%. It has been another very difficult year for equity investors. We finished the year 2001 with significant rallies in the equity market after the horrendous fall it suffered in the aftermath of September 11. However, as 2002 began, it became apparent that the economy was not recovering as quickly as we had hoped. In addition, the economic downturn gradually unmasked the systemic flaws in corporate America developed through the boom times. The coziness between investment analysts and corporate executives, the negligence of corporate boards and public accountants' conflicts of interest all erupted into a year of corporate scandals. Former giants such as Enron, Global Crossing and WorldCom all filed for bankruptcy amid allegation of management greed and accounting fraud. Against such a backdrop, stocks retreated throughout 2002.

      Recently, stocks have performed better as valuations became more attractive and fear of double-dip recession faded. It appears that the S&P 500 Index made its bottom on October 9, 2002. The market then rallied more than 13% by the end of 2002.

      During periods of economy difficulty, it is understandable that market leaders are those engaged in businesses not severely affected by cyclical weakness. Consumer staples and health-care service issues have been the best performers during this 12-month period. On the other hand, utility and telecommunications companies performed poorly due to overcapacity in their respective industries.

Q: CAN YOU PROVIDE US WITH A BRIEF OVERVIEW OF THE BOND MARKET DURING THIS
PERIOD?

A: The U.S. bond market, as represented by the Lehman Brothers Aggregate Bond Index 2, continued to benefit from the downturn in the equity markets and the uncertain economic and geopolitical outlook, posting a return of 10.26% for the year. Treasuries benefited the most, as investor uncertainty led to a "flight to quality." Performance was directly correlated to quality. Investment-grade spread sectors (i.e., non-Treasury securities) continue to benefit from their yield advantage.

      The yield curve continued to steepen as interest rates rose at the middle and long ends of the yield curve, while declining at the short end due to expectations that the Federal Reserve would reduce rates before year-end due to signs that the economic recovery was faltering. On the economic front, the ISM Manufacturing Index remained below 50 for most of the fourth quarter, indicating contraction in the manufacturing sector, consumer confidence fell to a nine-year low and the unemployment rate rose to 6%. Third-quarter GDP growth was 4%, significantly higher than the second-quarter rate of 1.3%, with consumer spending accounting for three-quarters of the growth rate. However, in a sign that

1 THE S&P 500 INDEX MEASURES STOCK MARKET TOTAL RETURN PERFORMANCE.

2 THE LEHMAN BROTHERS AGGREGATE BOND INDEX MEASURES BROAD BOND MARKET TOTAL
  RETURN PERFORMANCE.

consumer spending may have peaked, retailers had their worst holiday shopping season in 10 years.

Q: HOW DID THE FUND PERFORM IN THIS ENVIRONMENT?

A: Class A shares declined 6.53%, Class B shares fell 7.29%, Class C shares were down 7.32%, and Class I shares declined 6.32% for the fiscal year ended December 31, 2002 compared with a return of -9.82% for the balanced benchmark index. 3 All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results.

      The equity portion of Phoenix-Oakhurst Managed Assets performed well during the past 12 months relative to the S&P 500 Index. It benefited from a favorable sector overweighting in basic material and consumer non-cyclicals. In addition, we had significant positions in natural gas exploration and production companies such as Devon Energy and Burlington Resources. Equally important, we avoided many companies afflicted by corporate scandals, such as Enron, Global Crossing and WorldCom.

      The fixed-income portion of the portfolio had very strong performance as a result of our quality orientation (overall AA3 rating) as well as good sector selection. Our overweighting in high quality commercial mortgage-backed securities was a strong contributor to performance as this was the best performing domestic bond sector. Another positive was our overweighted exposure to taxable municipal issues, another strong performing sector.

Q: HAVE ANY CHANGES TO THE FUND'S ASSET ALLOCATION BEEN MADE?

A: Yes. In July of 2002, new portfolio managers who are also associated with Oakhurst Asset Managers and Goodwin Capital Advisers, were hired by the Adviser and assumed day-to-day management of the equity and fixed-income portions of the fund, respectively. The two groups work closely to coordinate rebalancing between equity and bonds as well as making asset allocation decisions. As part of our investment philosophy, we do not believe in trying to time the market. Our mandate is to remain approximately 60% invested in equities and 40% in bonds. Asset allocation changes are only made if the management believes either equity or bond has reached extreme valuation levels. On the fixed-income side, we maintain a duration equal to our benchmark index. As a result, all foreign stocks in the fund have been sold. We currently hold about 60% of the fund in domestically traded stocks and 40% of the fund in bonds.

Q: WHAT IS YOUR OUTLOOK?

A: The S&P 500 closed at 879.82 on December 31, 2002. It was trading at 16.9 times First Call consensus earnings estimate of $52 for calendar 2003. Given the low inflation environment we are currently in, we believe this is an attractive multiple. As the economy recovers, we believe the stock market will likely appreciate along with growth of corporate profit.

      On the fixed-income side, we continue to emphasize diversification by sector and within sectors, particularly high yield and investment-grade corporates. Individual security selection remains key. Our experienced team of credit analysts will continue to closely monitor existing holdings. The practice of owning small positions in individual names ("granularity") has served us well; we will continue to follow that strategy. We will also continue to emphasize high quality sectors, such as taxable municipals, commercial mortgage-backed securities, and investment-grade corporates.

                                                                 JANUARY 7, 2003

3 THE BALANCED BENCHMARK INDEX IS MADE UP OF 60% OF THE S&P 500 INDEX AND 40% OF
  THE LEHMAN BROTHERS AGGREGATE BOND INDEX. THE INDEXES ARE UNMANAGED, DO NOT REFLECT MANAGEMENT FEES AND ARE NOT AVAILABLE FOR DIRECT INVESTMENT.

PHOENIX-OAKHURST MANAGED ASSETS

 AVERAGE ANNUAL TOTAL RETURNS 1                           PERIOD ENDING 12/31/02

                                                                                            INCEPTION     INCEPTION
                                                                    1 YEAR       5 YEARS   TO 12/31/02       DATE
                                                                    ------       -------   -----------    ---------
        Class A Shares at NAV 2                                      (6.53)%      1.05%        5.43%         2/8/93
        Class A Shares at POP 3                                     (11.90)      (0.14)        4.80          2/8/93

        Class B Shares at NAV 2                                      (7.29)       0.31         3.62          4/8/96
        Class B Shares with CDSC 4                                  (10.97)       0.16         3.62          4/8/96

        Class C Shares at NAV 2                                      (7.32)       0.31         4.68          2/8/93
        Class C Shares with CDSC 4                                   (7.32)       0.31         4.68          2/8/93

        Class I Shares at NAV 2                                      (6.32)       1.32         4.15         11/1/96

        Balanced Benchmark (new) 12                                  (9.82)       3.12       Note 6          Note 6

        S&P 500 Index 13                                            (22.10)      (0.56)      Note 7          Note 7

        Lehman Brothers Aggregate Bond Index 14                      10.26        7.55       Note 8          Note 8

        Balanced Benchmark(old) 15                                   (6.17)       3.05       Note 9          Note 9

        MSCI World Index 16                                         (19.54)      (1.76)     Note 10         Note 10

        Salomon Brothers World Government Bond U.S. Hedged
        Index 17                                                      8.01        7.40      Note 11         Note 11

1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

4 CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1.25% in the first year and 0% thereafter.

5 This chart illustrates POP returns on Class A shares and CDSC returns for Class C shares since inception. Returns on Class B and Class I shares will vary due to differing sales charges.

6 Index performance is 8.75% for Class A and Class C (since 2/8/93), 7.50% for Class B (since 4/8/96) and 6.75% for Class I (since 11/1/96), respectively.

7 Index performance is 9.15% for Class A and Class C (since 2/8/93), 6.39% for Class B (since 4/8/96) and 5.24% for Class I (since 11/1/96), respectively.

8 Index performance is 7.34% for Class A and Class C (since 2/8/93), 8.04% for Class B (since 4/8/96) and 7.82% for Class I (since 11/1/96), respectively.

9 Index performance is 7.46% for Class A and Class C (since 2/28/93), 5.41% for Class B (since 4/30/96) and 4.51% for Class I (since 11/30/96), respectively.

10 Index performance is 6.51% for Class A and Class C (since 2/28/93), 1.94% for
   Class B (since 4/30/96) and 0.75% for Class I (since 11/30/96), respectively.

11 Index performance is 7.93% for Class A and Class C (since 2/28/93), 8.40% for
   Class B (since 4/30/96) and 7.77% for Class I (since 11/30/96), respectively.

12 The Balanced  Benchmark  (new) is a composite index made up of 60% of the S&P
   500 Index return and 40% of the Lehman Brothers Aggregate Bond Index return. The index's performance does not reflect sales charges.

13 The S&P 500 Index is an unmanaged, commonly used measure of stock market total return performance and is provided for general comparative purposes. The index's performance does not reflect sales charges.

14 The Lehman Brothers Aggregate Bond index is an unmanaged, commonly used measure of broad bond market performance and is provided for general comparative purposes. The index's performance does not reflect sales charges.

15 The Balanced  Benchmark (old) is a composite index made up of 50% of the MSCI
   World Index and 50% of the Salomon Currency Hedged World Government Bond Index. The index's performance does not reflect sales charges.

16 The MSCI World Index is an  unmanaged  commonly  used measure of global value oriented stock total return performance and is provided for general comparative purposes. The index's performance does not reflect sales charges.

17 The Salomon Brothers World Government Bond U.S. Hedged Index measures global government bond total return performance and is provided for general comparative purposes. The index's performance does not reflect sales charges.

   The Balanced Benchmark (new), the S&P 500 Index and the Lehman Brothers Aggregate Bond Index replaced the Fund's former indicies to better reflect the Fund's mix of portfolio investments.

   All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PHOENIX-OAKHURST MANAGED ASSETS

GROWTH OF $10,000                                           PERIODS ENDING 12/31

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           Phoenix-Oakhurst            Phoenix-Oakhurst                                                 Lehman Brothers
            Managed Assets              Managed Assets             Balanced                                Aggregate
               Class A 5                  Class C 5           Benchmark (new) 12    S&P 500 Index 13     Bond Index 14
12/8/93       $ 9,425.00                 $10,000.00               $10,000.00           $10,000.00         $10,000.00
12/31/93      $10,554.05                 $11,134.30               $10,700.59           $10,681.57         $10,720.93
12/30/94      $10,245.14                 $10,727.06               $10,665.87           $10,822.89         $10,408.26
12/29/95      $11,910.59                 $12,383.52               $13,825.45           $14,882.26         $12,331.59
12/31/96      $13,078.15                 $13,501.10               $15,918.11           $18,342.04         $12,779.27
12/31/97      $15,101.23                 $15,482.29               $19,678.17           $24,463.81         $14,012.82
12/31/98      $17,346.50                 $17,654.18               $23,827.47           $31,498.74         $15,230.08
12/31/99      $18,874.40                 $19,067.52               $26,698.42           $38,156.03         $15,104.42
12/29/00      $18,454.84                 $18,521.58               $26,426.11           $34,650.58         $16,860.49
12/31/01      $17,019.03                 $16,964.79               $25,447.20           $30,535.88         $18,284.12
12/31/02      $15,908.33                 $15,723.64               $22,948.77           $23,787.33         $20,160.20

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 2/8/93 (inception of the Fund) in Class A and C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class C shares reflects the CDSC charges which are 1.25% in the first year and 0% thereafter. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges.


SECTOR WEIGHTINGS                              12/31/02


As a percentage of equity holdings

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financials                  23%

Health-Care                 17

Industrials                 16

Information Technology      12

Consumer Discretionary       9

Energy                       8

Materials                    5

Other                       10

PHOENIX-OAKHURST MANAGED ASSETS

                TEN LARGEST EQUITY HOLDINGS AT DECEMBER 31, 2002
                     (AS A PERCENTAGE OF TOTAL NET ASSETS)

 1. Bank of America Corp.                                                   2.2%
    COMMERCIAL BANK
 2. Microsoft Corp.                                                         2.1%
    LEADING SOFTWARE PRODUCER FOR MICROCOMPUTERS
 3. American International Group, Inc.                                      1.9%
    INTERNATIONAL INSURANCE HOLDING COMPANY
 4. Pfizer, Inc.                                                            1.7%
    HEALTH-CARE AND CONSUMER PRODUCTS PRODUCER
 5. Wells Fargo & Co.                                                       1.6%
    COMMERCIAL BANK

 6. International Business Machines Corp.                                   1.5%
    MANUFACTURES AND DISTRIBUTES BUSINESS MACHINES
 7. General Electric Co.                                                    1.5%
    CONSUMER AND INDUSTRIAL PRODUCTS PRODUCER
 8. United Technologies Corp.                                               1.5%
    MANUFACTURES AEROSPACE-RELATED PRODUCTS
 9. Morgan Stanley                                                          1.4%
    FINANCIAL SERVICES PROVIDER
10. Johnson & Johnson                                                       1.4%
    MANUFACTURES AND DISTRIBUTES HEALTH-CARE PRODUCTS

                        INVESTMENTS AT DECEMBER 31, 2002

                                           STANDARD
                                           & POOR'S    PAR
                                            RATING    VALUE
                                          (Unaudited) (000)        VALUE
                                          ----------- -----    ------------
U.S. GOVERNMENT SECURITIES--7.7%

U.S. TREASURY NOTES--7.7%
U.S. Treasury Note 4.375%, 5/15/07 ..........  AAA  $ 5,235    $  5,621,489
U.S. Treasury Note 4.875%, 2/15/12 ..........  AAA    7,000       7,601,286
---------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $12,442,222)                                    13,222,775
---------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--11.7%
Fannie Mae 5.50%, 9/1/17 ....................  AAA    9,426       9,767,468
GNMA 6%, 8/15/32 ............................  AAA    9,954      10,377,365
---------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $19,518,320)                                    20,144,833
---------------------------------------------------------------------------

AGENCY NON MORTGAGE-BACKED
SECURITIES--9.0%
Fannie Mae 4.25%, 7/15/07 ...................  AAA    2,500       2,636,010
Freddie Mac 5.125%, 10/15/08 ................ Aaa(c)  4,100       4,471,431
Freddie Mac 5.125%, 7/15/12 .................  AAA    7,800       8,301,821
---------------------------------------------------------------------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $13,538,139)                                    15,409,262
---------------------------------------------------------------------------

MUNICIPAL BONDS--2.4%

CALIFORNIA--0.3%
Contra Costa County Pension Obligation
Taxable 6.10%, 6/1/11 .......................  AAA      500         561,635

                                           STANDARD
                                           & POOR'S    PAR
                                            RATING    VALUE
                                          (Unaudited) (000)        VALUE
                                          ----------- -----    ------------
MAINE--0.4%
Bangor Pension Obligation
Series B 5.94%, 6/1/13 ......................  AAA  $   675    $    741,528

PENNSYLVANIA--0.7%
Philadelphia Authority for Industrial Development
Pension Funding Retirement Systems Revenue
Taxable Series A 5.69%, 4/15/07 .............  AAA    1,000       1,095,780

TEXAS--0.4%
Water Development Board General Obligation
Taxable 4.70%, 8/1/09 .......................   AA      625         649,575

WASHINGTON--0.6%
State Housing Trust Fund General Obligation Taxable
Series T 5%, 7/1/08 .........................  AA+    1,000       1,064,070
---------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $4,047,701)                                      4,112,588
---------------------------------------------------------------------------

ASSET-BACKED SECURITIES--0.7%
Capital Auto Receivables Asset
Trust 02-3, A3 3.58%, 10/16/06 ..............  AAA      800         821,000

Litigation Settlement Monetized Fee
Trust 02-5A, A 144A 6%, 10/25/32(d) ......... Aa(c)     456         441,640
---------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,253,714)                                      1,262,640
---------------------------------------------------------------------------

                        See Notes to Financial Statements

PHOENIX-OAKHURST MANAGED ASSETS



                                           STANDARD
                                           & POOR'S    PAR
                                            RATING    VALUE
                                          (Unaudited) (000)        VALUE
                                          ----------- -----    ------------
CORPORATE BONDS--6.7%

COMPUTER HARDWARE--0.6%
International Business Machines Corp.
4.25%, 9/15/09 ..............................   A+  $ 1,000    $  1,021,060

CONSUMER FINANCE--0.6%
Household Finance Corp. 6.75%, 5/15/11 ......   A-    1,000       1,066,189

DATA PROCESSING SERVICES--0.6%
First Data Corp. 4.70%, 11/1/06 .............   A+    1,000       1,047,974

DIVERSIFIED CHEMICALS--0.6%
Dow Chemical Co. 6%, 10/1/12 ................   A     1,000       1,022,005

DIVERSIFIED COMMERCIAL SERVICES--1.3%
Harvard University 8.125%, 4/15/07 ..........  AAA    1,000       1,187,020
International Lease Finance Corp.
5.625%, 6/1/07 ..............................  AA-    1,000       1,046,907
                                                               ------------
                                                                  2,233,927
                                                               ------------
DIVERSIFIED FINANCIAL SERVICES--1.2%
Goldman Sachs Group, Inc. (The)
5.70%, 9/1/12 ...............................   A+    1,000       1,041,975

Lehman Brothers Holdings, Inc.
6.625%, 1/18/12 .............................   A     1,000       1,106,830
                                                               ------------
                                                                  2,148,805
                                                               ------------
INTEGRATED OIL & GAS--1.2%
ChevronTexaco Capital Co. 3.50%, 9/17/07 ....   AA    1,000       1,017,948

Motiva Enterprises LLC 144A 5.20%,
9/15/12(d) ..................................   A+    1,000       1,008,700
                                                               ------------
                                                                  2,026,648
                                                               ------------
SOFT DRINKS--0.6%
Coca-Cola Enterprises 4.375%, 9/15/09 .......   A     1,000       1,030,144
---------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $11,236,880)                                    11,596,752
---------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--0.6%
Bank of America Mortgage Securities 99-7,
A24 6.50%, 7/25/29 ..........................  AAA    1,000       1,028,171
---------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $1,036,030)                                      1,028,171
---------------------------------------------------------------------------

                                           STANDARD
                                           & POOR'S    PAR
                                            RATING    VALUE
                                          (Unaudited) (000)        VALUE
                                          ----------- -----    ------------
FOREIGN GOVERNMENT SECURITIES--0.8%

NORWAY--0.4%
Norway T-Bill Series SS75 0%, 3/19/03 .......Aaa(c) $ 5,000(e) $    712,785

SOUTH KOREA--0.4%
Republic of Korea 8.875%, 4/15/08 ...........   A-      500         616,609
---------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $1,272,191)                                      1,329,394
---------------------------------------------------------------------------

FOREIGN CORPORATE BONDS--0.6%

CHILE--0.6%
HQI Transelectric Chile SA 7.875%, 4/15/11 ..   A-    1,000       1,096,166
---------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $1,060,747)                                      1,096,166
---------------------------------------------------------------------------

                                                     SHARES
                                                     ------
COMMON STOCKS--53.8%

AEROSPACE & DEFENSE--3.0%
General Dynamics Corp. ............................  18,200       1,444,534
L-3 Communications Holdings, Inc.(b) ..............  22,800       1,023,948
United Technologies Corp. .........................  42,400       2,626,256
                                                               ------------
                                                                  5,094,738
                                                               ------------
AIR FREIGHT & COURIERS--0.9%
FedEx Corp. .......................................  27,300       1,480,206

BANKS--5.4%
Bank of America Corp. .............................  55,300       3,847,221
Bank of New York Co., Inc. (The) ..................  43,300       1,037,468
FleetBoston Financial Corp. .......................  16,200         393,660
U.S. Bancorp ......................................  61,000       1,294,420
Wells Fargo & Co. .................................  59,900       2,807,513
                                                               ------------
                                                                  9,380,282
                                                               ------------
BROADCASTING & CABLE TV--1.6%
Clear Channel Communications, Inc.(b) .............  56,600       2,110,614
Liberty Media Corp. Class A(b) ....................  66,300         592,722
                                                               ------------
                                                                  2,703,336
                                                               ------------
COMPUTER & ELECTRONICS RETAIL--0.7%
Best Buy Co., Inc.(b) .............................  21,600         521,640
RadioShack Corp. ..................................  38,700         725,238
                                                               ------------
                                                                  1,246,878
                                                               ------------

                        See Notes to Financial Statements

PHOENIX-OAKHURST MANAGED ASSETS

                                                     SHARES        VALUE
                                                     ------    ------------
COMPUTER HARDWARE--1.5%
International Business Machines Corp. .............  34,000    $  2,635,000

DATA PROCESSING SERVICES--1.7%
BISYS Group, Inc. (The)(b) ........................  80,000       1,272,000
Fiserv, Inc.(b) ...................................  49,200       1,670,340
                                                               ------------
                                                                  2,942,340
                                                               ------------
DIVERSIFIED CHEMICALS--1.6%
Dow Chemical Co. (The) ............................  39,600       1,176,120
Du Pont (E.I.) de Nemours & Co. ...................  39,000       1,653,600
                                                               ------------
                                                                  2,829,720
                                                               ------------
DIVERSIFIED COMMERCIAL SERVICES--1.0%
ARAMARK Corp. Class B(b) ..........................  23,000         540,500
Cendant Corp.(b) .................................. 113,000       1,184,240
                                                               ------------
                                                                  1,724,740
                                                               ------------
DIVERSIFIED FINANCIAL SERVICES--4.2%
Citigroup, Inc. ...................................  63,700       2,241,603
Freddie Mac .......................................  16,800         992,040
J.P. Morgan Chase & Co. ...........................  66,700       1,600,800
Morgan Stanley ....................................  58,600       2,339,312
                                                               ------------
                                                                  7,173,755
                                                               ------------
ELECTRIC UTILITIES--1.5%
Dominion Resources, Inc. ..........................  31,700       1,740,330
Progress Energy, Inc. .............................  17,800         771,630
                                                               ------------
                                                                  2,511,960
                                                               ------------
FOOD RETAIL--0.3%
Safeway, Inc.(b) ..................................  22,200         518,592

GENERAL MERCHANDISE STORES--0.8%
Wal-Mart Stores, Inc. .............................  27,500       1,389,025

HEALTH CARE DISTRIBUTORS & SERVICES--1.5%
McKesson Corp. ....................................  66,800       1,805,604
Omnicare, Inc. ....................................  30,800         733,964
                                                               ------------
                                                                  2,539,568
                                                               ------------
HEALTH CARE EQUIPMENT--2.2%
Bard (C.R.), Inc. .................................  26,400       1,531,200
Baxter International, Inc. ........................  82,100       2,298,800
                                                               ------------
                                                                  3,830,000
                                                               ------------
HEALTH CARE FACILITIES--0.5%
HCA, Inc. .........................................  19,100         792,650

HOUSEHOLD PRODUCTS--1.2%
Procter & Gamble Co. (The) ........................  24,300       2,088,342

                                                     SHARES        VALUE
                                                     ------    ------------
INDUSTRIAL CONGLOMERATES--1.5%
General Electric Co. .............................. 108,200    $  2,634,670

INDUSTRIAL GASES--0.6%
Air Products and Chemicals, Inc. ..................  25,000       1,068,750

INDUSTRIAL MACHINERY--0.5%
Danaher Corp. .....................................  12,500         821,250

INTEGRATED OIL & GAS--1.3%
Exxon Mobil Corp. .................................  65,500       2,288,570

INTEGRATED TELECOMMUNICATION SERVICES--1.4%
SBC Communications, Inc. ..........................  39,100       1,060,001
Verizon Communications, Inc. ......................  33,500       1,298,125
                                                               ------------
                                                                  2,358,126
                                                               ------------
LIFE & HEALTH INSURANCE--0.7%
MetLife, Inc. .....................................  45,500       1,230,320

MANAGED HEALTH CARE--0.9%
Caremark Rx, Inc.(b) ..............................  54,600         887,250
First Health Group Corp.(b) .......................  25,300         616,055
                                                               ------------
                                                                  1,503,305
                                                               ------------
MOVIES & ENTERTAINMENT--1.7%
AOL Time Warner, Inc.(b) ..........................  49,500         648,450
Viacom, Inc. Class B(b) ...........................  56,800       2,315,168
                                                               ------------
                                                                  2,963,618
                                                               ------------
MULTI-LINE INSURANCE--1.9%
American International Group, Inc. ................  56,200       3,251,170

NETWORKING EQUIPMENT--1.3%
Cisco Systems, Inc.(b) ............................ 168,600       2,208,660

OFFICE SERVICES & SUPPLIES--0.3%
Miller (Herman), Inc. .............................  32,800         603,520

OIL & GAS DRILLING--0.1%
Transocean, Inc. ..................................  11,200         259,840

OIL & GAS EQUIPMENT & SERVICES--0.5%
Baker Hughes, Inc. ................................  15,800         508,602
Schlumberger Ltd. .................................   7,900         332,511
                                                               ------------
                                                                    841,113
                                                               ------------
OIL & GAS EXPLORATION & PRODUCTION--2.6%
Anadarko Petroleum Corp. ..........................  47,100       2,256,090
Burlington Resources, Inc. ........................  18,500         789,025
Kerr-McGee Corp. ..................................  24,300       1,076,490
Ocean Energy, Inc. ................................  13,800         275,586
                                                               ------------
                                                                  4,397,191
                                                               ------------

                        See Notes to Financial Statements

PHOENIX-OAKHURST MANAGED ASSETS


                                                     SHARES        VALUE
                                                     ------    ------------
PACKAGED FOODS AND MEATS--0.5%
Dean Foods Co.(b) .................................  21,000    $    779,100

PAPER PRODUCTS--0.7%
Bowater, Inc. .....................................  11,100         465,645
International Paper Co. ...........................  20,800         727,376
                                                               ------------
                                                                  1,193,021
                                                               ------------
PHARMACEUTICALS--4.3%
Johnson & Johnson .................................  43,500       2,336,385
Merck & Co., Inc. .................................  27,000       1,528,470
Mylan Laboratories, Inc. ..........................  18,400         642,160
Pfizer, Inc. ......................................  93,000       2,843,010
                                                               ------------
                                                                  7,350,025
                                                               ------------
PROPERTY & CASUALTY INSURANCE--0.1%
Travelers Property Casualty Corp.
  Class A(b) ......................................   2,838          41,577
Travelers Property Casualty Corp.
  Class B(b) ......................................   5,831          85,424
                                                               ------------
                                                                    127,001
                                                               ------------
SEMICONDUCTOR EQUIPMENT--0.6%
Applied Materials, Inc.(b) ........................  34,500         449,535
Lam Research Corp.(b) .............................  30,900         333,720
Teradyne, Inc.(b) .................................  23,600         307,036
                                                               ------------
                                                                  1,090,291
                                                               ------------
SEMICONDUCTORS--0.4%
Fairchild Semiconductor International, Inc.
  Class A(b) ......................................  22,800         244,188
Intel Corp. .......................................  29,000         451,530
                                                               ------------
                                                                    695,718
                                                               ------------
SOFT DRINKS--0.2%
Coca-Cola Co. (The) ...............................   9,300         407,526

SYSTEMS SOFTWARE--2.1%
Microsoft Corp.(b) ................................  71,000       3,670,700
---------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $99,883,103)                                    92,624,617
---------------------------------------------------------------------------

                                                     SHARES        VALUE
                                                     ------    ------------
FOREIGN COMMON STOCKS--0.8%

DIVERSIFIED COMMERCIAL SERVICES--0.0%
Alps Vermoegensverwaltung (Austria)(b)(f) .........  10,288    $     10,796

IT CONSULTING & SERVICES--0.8%
Accenture Ltd. Class A (Bermuda)(b) ...............  77,800       1,399,622
---------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,203,377)                                      1,410,418
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--94.8%
(IDENTIFIED COST $166,492,424)                                  163,237,616
---------------------------------------------------------------------------

                                           STANDARD
                                           & POOR'S    PAR
                                            RATING    VALUE
                                          (Unaudited) (000)
                                          ----------- -----
SHORT-TERM OBLIGATIONS--5.2%

COMMERCIAL PAPER--5.2%
Executive Jet, Inc. 1.22%, 1/2/03 ........... A-1+  $ 2,640       2,639,911
McDonald's Corp. 1.33%, 1/3/03 .............. A-1     3,340       3,339,753
Special Purpose Accounts Receivable
Cooperative Corp. 1.39%, 1/22/03 ............ A-1     2,000       1,998,378
Private Export Funding Corp. 1.29%, 2/18/03 . A-1+    1,000         998,280
---------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $8,976,322)                                      8,976,322
---------------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $175,468,746)                                  172,213,938(a)

Other assets and liabilities, net--0.0%                             (51,681)
                                                               ------------
NET ASSETS--100.0%                                             $172,162,257
                                                               ============


(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $5,918,626 and gross depreciation of $10,166,469 for federal income tax purposes. At December 31, 2002, the aggregate cost of securities for federal income tax purposes was $176,461,781.

(b) Non-income producing.

(c) As rated by Moody's or Fitch.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, these securities amounted to a value of $1,450,340 or 0.84% of net assets.

(e) Par value represents Norwegian Krone.

(f) Security valued at fair value as determined in good faith by or under the direction of the Trustees. At December 31,2002, this security amounted to $10,796 or 0.01% of net assets.

                        See Notes to Financial Statements

PHOENIX-OAKHURST MANAGED ASSETS

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

ASSETS
Investment securities at value
   (Identified cost $175,468,746)                              $172,213,938
Foreign currency at value
   (Identified cost $223)                                               235
Cash                                                                  3,236
Receivables
   Interest and dividends                                           908,736
   Fund shares sold                                                 132,381
   Tax reclaims                                                      74,123
Prepaid expenses                                                      2,352
                                                               ------------
     Total assets                                               173,335,001
                                                               ------------
LIABILITIES
Payables
   Fund shares repurchased                                          732,099
   Investment advisory fee                                          148,970
   Distribution fee                                                 128,047
   Transfer agent fee                                                47,993
   Financial agent fee                                                9,363
   Payable to adviser                                                   753
   Trustees' fee                                                        634
Accrued expenses                                                    104,885
                                                               ------------
     Total liabilities                                            1,172,744
                                                               ------------
NET ASSETS                                                     $172,162,257
                                                               ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest               $193,113,871
Undistributed net investment income                                 197,040
Accumulated net realized loss                                   (17,901,996)
Net unrealized depreciation                                      (3,246,658)
                                                               ------------
NET ASSETS                                                     $172,162,257
                                                               ============

CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $34,547,507)               3,588,853
Net asset value per share                                             $9.63
Offering price per share $9.63/(1-5.75%)                             $10.22

CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $13,853,881)               1,431,986
Net asset value and offering price per share                          $9.67

CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $123,729,091)             13,044,889
Net asset value and offering price per share                          $9.48

CLASS I
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $31,778)                       3,255
Net asset value and offering price per share                          $9.76


                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2002

INVESTMENT INCOME
Interest                                                   $  3,847,657
Dividends                                                     2,851,202
Foreign taxes withheld                                         (192,426)
                                                           ------------
     Total investment income                                  6,506,433
                                                           ------------
EXPENSES
Investment advisory fee                                       2,079,657
Distribution fee, Class A                                       122,744
Distribution fee, Class B                                       171,778
Distribution fee, Class C                                     1,493,088
Financial agent fee                                             121,227
Transfer agent                                                  273,603
Professional                                                     83,948
Custodian                                                        65,418
Printing                                                         35,872
Registration                                                     24,121
Trustees                                                         17,994
Miscellaneous                                                    17,553
                                                           ------------
     Total expenses                                           4,507,003
                                                           ------------
NET INVESTMENT INCOME                                         1,999,430
                                                           ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                             (15,140,322)
Net realized gain on foreign currency transactions              133,612
Net change in unrealized appreciation (depreciation) on
   investments                                               (2,816,885)
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency transactions            20,255
                                                           ------------
NET LOSS ON INVESTMENTS                                     (17,803,340)
                                                           ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS       $(15,803,910)
                                                           ============

                        See Notes to Financial Statements

PHOENIX-OAKHURST MANAGED ASSETS

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                  Year Ended                      Year Ended
                                                                                   12/31/02                        12/31/01
                                                                                 ------------                   -------------
FROM OPERATIONS
   Net investment income (loss)                                                  $  1,999,430                   $   2,988,429
   Net realized gain (loss)                                                       (15,006,710)                      3,185,715
   Net change in unrealized appreciation (depreciation)                            (2,796,630)                    (34,676,663)
                                                                                 ------------                   -------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    (15,803,910)                    (28,502,519)
                                                                                 ------------                   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                    (585,462)                       (835,252)
   Net investment income, Class B                                                    (124,687)                       (185,975)
   Net investment income, Class C                                                  (1,124,916)                     (1,757,722)
   Net investment income, Class I                                                     (11,273)                        (21,559)
                                                                                 ------------                   -------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                       (1,846,338)                     (2,800,508)
                                                                                 ------------                   -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (374,034 and 1,367,903 shares, respectively)       3,679,928                      15,547,703
   Net asset value of shares issued from reinvestment of distributions
     (53,893 and 71,815 shares, respectively)                                         534,697                         755,078
   Cost of shares repurchased (1,440,929 and 2,602,921 shares, respectively)      (14,272,745)                    (28,812,326)
                                                                                 ------------                   -------------
Total                                                                             (10,058,120)                    (12,509,545)
                                                                                 ------------                   -------------
CLASS B
   Proceeds from sales of shares (23,966 and 62,599 shares, respectively)             244,773                         677,107
   Net asset value of shares issued from reinvestment of distributions
     (11,118 and 16,113 shares, respectively)                                         111,167                         169,304
   Cost of shares repurchased (515,875 and 623,356 shares, respectively)           (5,110,471)                     (6,716,771)
                                                                                 ------------                   -------------
Total                                                                              (4,754,531)                     (5,870,360)
                                                                                 ------------                   -------------
CLASS C
   Proceeds from sales of shares (578,441 and 213,426 shares, respectively)         5,569,667                       2,287,042
   Net asset value of shares issued from reinvestment of distributions
     (102,881 and 153,838 shares, respectively)                                     1,008,168                       1,587,918
   Cost of shares repurchased (5,099,786 and 6,196,657 shares, respectively)      (50,260,561)                    (65,501,715)
                                                                                 ------------                   -------------
Total                                                                             (43,682,726)                    (61,626,755)
                                                                                 ------------                   -------------
CLASS I
   Proceeds from sales of shares (830 and 1,528 shares, respectively)                   8,461                          16,675
   Net asset value of shares issued from reinvestment of distributions
     (1,105 and 2,024 shares, respectively)                                            11,273                          21,559
   Cost of shares repurchased (104,682 and 290 shares, respectively)               (1,047,802)                         (3,337)
                                                                                 ------------                   -------------
Total                                                                              (1,028,068)                         34,897
                                                                                 ------------                   -------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                      (59,523,445)                    (79,971,763)
                                                                                 ------------                   -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                          (77,173,693)                   (111,274,790)

NET ASSETS
   Beginning of period                                                            249,335,950                     360,610,740
                                                                                 ------------                   -------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME AND
     DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME OF $197,040 AND
     ($428,813) RESPECTIVELY]                                                    $172,162,257                   $ 249,335,950
                                                                                 ============                   =============

                        See Notes to Financial Statements

PHOENIX-OAKHURST MANAGED ASSETS

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                          CLASS A
                                                                  --------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31
                                                                  --------------------------------------------------------
                                                                   2002        2001(4)      2000         1999        1998
Net asset value, beginning of period                              $10.46       $11.53      $14.04       $14.18      $12.72
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                     0.15(2)      0.17(2)     0.34(2)      0.31(2)     0.38(3)
   Net realized and unrealized gain (loss)                         (0.83)       (1.07)      (0.65)        0.91        1.50
                                                                  ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                              (0.68)       (0.90)      (0.31)        1.22        1.88
                                                                  ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                            (0.15)       (0.17)      (0.11)       (0.25)      (0.38)
   Distributions from net realized gains                              --           --       (2.09)       (1.11)      (0.04)
                                                                  ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                           (0.15)       (0.17)      (2.20)       (1.36)      (0.42)
                                                                  ------       ------      ------       ------      ------
Change in net asset value                                          (0.83)       (1.07)      (2.51)       (0.14)       1.46
                                                                  ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                                    $ 9.63       $10.46      $11.53       $14.04      $14.18
                                                                  ======       ======      ======       ======      ======
Total return(1)                                                    (6.53)%      (7.78)%     (2.22)%       8.81%      14.87%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                         $34,548      $48,136     $66,460     $103,267    $122,085

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                               1.61 %       1.60 %      1.51 %       1.51%       1.51%
   Net investment income                                            1.52 %       1.56 %      2.46 %       2.13%       2.77%(3)
Portfolio turnover                                                   134 %         50 %       100 %         50%         62%

                                                                                        CLASS B
                                                                  --------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31
                                                                  --------------------------------------------------------
                                                                   2002        2001(4)      2000         1999        1998
Net asset value, beginning of period                              $10.51       $11.57      $14.15       $14.28      $12.79
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                     0.08(2)      0.09(2)     0.24(2)      0.21(2)     0.26(3)
   Net realized and unrealized gain (loss)                         (0.84)       (1.06)      (0.65)        0.91        1.53
                                                                  ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                              (0.76)       (0.97)      (0.41)        1.12        1.79
                                                                  ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                            (0.08)       (0.09)      (0.08)       (0.14)      (0.26)
   Distributions from net realized gains                              --           --       (2.09)       (1.11)      (0.04)
                                                                  ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                           (0.08)       (0.09)      (2.17)       (1.25)      (0.30)
                                                                  ------       ------      ------       ------      ------
Change in net asset value                                          (0.84)       (1.06)      (2.58)       (0.13)       1.49
                                                                  ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                                    $ 9.67       $10.51      $11.57       $14.15      $14.28
                                                                  ======       ======      ======       ======      ======
Total return(1)                                                    (7.29)%      (8.36)%     (2.97)%       8.03%      14.06%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                         $13,854      $20,098     $28,441      $39,910     $33,172

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                               2.31 %       2.30 %      2.21 %       2.21%       2.21%
   Net investment income                                            0.82 %       0.86 %      1.75 %       1.44%       2.07%(3)
Portfolio turnover                                                   134 %         50 %       100 %         50%         62%

(1) Maximum sales charge is not reflected in total return calculation.

(2) Computed using average shares outstanding.

(3) Includes realized gains and losses on foreign currency transactions.

(4) As required, effective January 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of the change for the year ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gains and losses per share by $.01 and decrease the ratio of net investment income to average net assets from 1.71% to 1.56%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(5) As required, effective January 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of the change for the year ended December 31, 2001 was to decrease net investment income per share by $.02, increase net realized and unrealized gains and losses per share by $.02 and decrease the ratio of net investment income to average net assets from 1.02% to 0.86%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

                        See Notes to Financial Statements

PHOENIX-OAKHURST MANAGED ASSETS

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                          CLASS C
                                                                  --------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31
                                                                  --------------------------------------------------------
                                                                   2002        2001(4)      2000         1999        1998
Net asset value, beginning of period                              $10.31       $11.36      $13.92       $14.07      $12.63
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                     0.08(2)      0.09(2)     0.24(2)      0.21(2)     0.29(3)
   Net realized and unrealized gain (loss)                         (0.83)       (1.04)      (0.63)        0.89        1.48
                                                                  ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                              (0.75)       (0.95)      (0.39)        1.10        1.77
                                                                  ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                            (0.08)       (0.10)      (0.08)       (0.14)      (0.29)
   Distributions from net realized gains                              --           --       (2.09)       (1.11)      (0.04)
                                                                  ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                           (0.08)       (0.10)      (2.17)       (1.25)      (0.33)
                                                                  ------       ------      ------       ------      ------
Change in net asset value                                          (0.83)       (1.05)      (2.56)       (0.15)       1.44
                                                                  ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                                    $ 9.48       $10.31      $11.36       $13.92      $14.07
                                                                  ======       ======      ======       ======      ======
Total return(1)                                                    (7.32)%      (8.41)%     (2.86)%       8.01%      14.03%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                        $123,729     $179,977    $264,509     $379,445    $429,655

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                               2.31 %       2.30 %      2.21 %       2.21%       2.21%
   Net investment income                                            0.82 %       0.88 %      1.74 %       1.43%       2.07%(3)
Portfolio turnover                                                   134 %         50 %       100 %         50%         62%

                                                                                        CLASS I
                                                                  --------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31
                                                                  --------------------------------------------------------
                                                                  2002         2001(5)      2000         1999        1998
Net asset value, beginning of period                              $10.61       $11.69      $14.18       $14.31      $13.05
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                     0.22(2)      0.19(2)     0.41(2)      0.36(2)     0.56(3)
   Net realized and unrealized gain (loss)                         (0.89)       (1.06)      (0.68)        0.91        1.41
                                                                  ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                              (0.67)       (0.87)      (0.27)        1.27        1.97
                                                                  ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                            (0.18)       (0.21)      (0.13)       (0.29)      (0.67)
   Distributions from net realized gains                              --           --       (2.09)       (1.11)      (0.04)
                                                                  ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                           (0.18)       (0.21)      (2.22)       (1.40)      (0.71)
                                                                  ------       ------      ------       ------      ------
Change in net asset value                                          (0.85)       (1.08)      (2.49)       (0.13)       1.26
                                                                  ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                                    $ 9.76       $10.61      $11.69       $14.18      $14.31
                                                                  ======       ======      ======       ======      ======
Total return                                                       (6.32)%      (7.47)%     (1.95)%       9.08%      15.16%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                             $32       $1,124      $1,201       $2,214      $1,848

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                               1.27 %       1.30 %      1.21 %       1.21%       1.21%
   Net investment income                                            2.12 %       1.79 %      2.88 %       2.43%       3.07%(3)
Portfolio turnover                                                   134 %         50 %       100 %         50%         62%

(1) Maximum sales charge is not reflected in total return calculation.

(2) Computed using average shares outstanding.

(3) Includes realized gains and losses on foreign currency transactions.

(4) As required, effective January 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of the change for the year ended December 31, 2001 was to decrease net investment income per share by $0.02, increase net realized and unrealized gains and losses per share by $0.02 and decrease the ratio of net investment income to average net assets from 1.02% to 0.88%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(5) As required, effective January 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of the change for the year ended December 31, 2001 was to decrease net investment income per share by $0.03, increase net realized and unrealized gains and losses per share by $0.03 and decrease the ratio of net investment income to average net assets from 1.99% to 1.79%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

                        See Notes to Financial Statements

PHOENIX-OAKHURST STRATEGY FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND STRATEGY?

A: The fund has an investment objective of increasing the value of shareholders' investment over the long term (capital appreciation) consistent with preserving capital and reducing portfolio exposure to market risk.

      We seek to give our clients exposure to the long-term growth potential of U.S. stocks without forcing them to endure the full extent of the declines associated with stock market investing. We aim to solidly participate in market advances by being mostly invested during rising markets and to limit losses in down markets by gradually moving out of stocks.

Q: HOW DID THE FUND PERFORM DURING THE 12 MONTHS ENDED DECEMBER 31, 2002?

A: This past year proved to be a difficult one for stock investors. Virtually all major stock indexes ended down, for the third consecutive year. We have not had three consecutive down years since 1939-41. Our fund did not escape. Class A shares fell 21.67%, Class B shares dropped 22.22%, and Class C shares decreased 22.16%. The benchmark S&P 500 Index 1 dropped 22.10%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is not a guarantee of future results.

Q: HOW WOULD YOU DESCRIBE THE MARKET ENVIRONMENT DURING THE LAST YEAR?

A: The stock market was hurt by economic, geo-political and corporate disappointments in 2002. First, economic growth was weaker than expected. Federal Reserve officials had predicted 3.5% to 3.75% growth for 2002, but that forecast was reduced to 2.4% at year-end. Similarly, forecasts for corporate earnings were continually reduced throughout the year. Also, the much-anticipated rebound in business spending on technology goods and services never happened. On the geopolitical front, the prospect of war with Iraq weighed on investors. This, along with a strike by Venezuelan oil workers, caused oil prices to rise during the year. The Israeli-Palestinian conflict continued to dominate the news headlines. There were more terrorist attacks, with an abominable bombing at a nightclub on the Indonesian resort island of Bali. In corporate news, there were several high-profile bankruptcies, including Enron, Global Crossing and WorldCom. On the evening news, we witnessed officials of Adelphia Communications and Tyco being taken away in handcuffs. There were substantial amounts of debt downgrades in the telecommunications and utility industries. With all these events, it is no surprise 2002 was a bad year for stock investors.

Q: HOW DID THE FUND'S EQUITY EXPOSURE CHANGE DURING THE YEAR?

A: There was a change of portfolio managers for the fund that occurred on July 1, 2002 when new managers who are also affiliated with Oakhurst Asset Managers were hired by the Adviser and assumed responsibility for managing the portfolio. The equity weight was increased from about 93% to about 97%. The number of holdings in the portfolio was increased from 107 in July to 166 as of December 31, 2002. The sector differences between the portfolio and the S&P 500 Index were also reduced. The


1 THE S&P 500 INDEX MEASURES BROAD STOCK MARKET TOTAL RETURN PERFORMANCE. THE
  INDEX IS UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT.

PHOENIX-OAKHURST STRATEGY FUND

largest changes were an increase in our energy holdings and a decrease in our industrial stocks. As a result, we expect the fund's NAV should track the movement of the S&P 500 Index more closely than it has in the past.

Q: HOW DID THE FUND'S STOCKS FARE THIS YEAR?

A: The portfolio holdings as a whole performed in line with the S&P 500 Index. Favorable holdings in banking, aerospace & defense and pharmaceuticals were offset by unfavorable results in industrials, telecommunications and technology.

      Our top performing bank stock was Bank of America. It had a total return of 14.53% after reporting a string of consecutive higher-than-expected earnings reports. The company experienced strength in consumer banking and had less credit issues than other financial services companies. Lockheed Martin returned 24.67% on the increase in the defense budget. The company also won the bid to develop the next generation of fighter jets. In the pharmaceutical industry, Pharmacia Corporation rose 5.78% after agreeing to be acquired by Pfizer. Forest Laboratories rose 19.85% on strong earnings growth. Sales of antidepressant Celexa exceeded expectations.

      On the negative side, economic weakness and scandals hurt our industrial holdings. Declining expectations in power generation and aircraft engines hurt General Electric. The company's shares dropped 37.71%. Tyco International was hurt by an accounting scandal and management change. The shares dropped 70.91%. The portfolio held a position in WorldCom, which was sold prior to the July 1 fund management change. In the technology sector, Intel dropped 50.31%, as semiconductor sales remained weak throughout the year.

Q: WHAT IS YOUR CURRENT OUTLOOK?

A: As of year-end, the S&P 500 Index was trading at 17 times the 2003 estimate. Historically, the P/E ratio on the S&P 500 Index has been 19 when inflation is below 3%. So valuation is moderately attractive. Earnings growth is expected to be close to 11% next year. Fixed-income is a less attractive alternative to stocks. The 10-year note only yields 4%. After inflation and taxes, the 10-year does not provide much upside. Liquidity is a positive factor for stocks. The M2 money supply as a percentage of GDP now stands at 55%. This is the highest level since 1992. Finally, economic growth is supposed to accelerate to 3% in 2003 from 2.4% in 2002. The 2003 inflation forecast is 2.5%. This would represent an increase from the 2002 estimate of 1.6%. The higher number would be a slight positive because it would put investors' deflation fears to bed.

      If the S&P 500 Index P/E multiple reverts to its low-inflation average of 19 and 2003 earnings grow to $52.22 (consensus), the price should be about $992.18 in 12 months. That represents about a 12.8% increase from today's level. If you include dividends, the forecasted total return would be close to 14.5%.

                                                                 JANUARY 8, 2003

PHOENIX-OAKHURST STRATEGY FUND

AVERAGE ANNUAL TOTAL RETURNS 1                            PERIOD ENDING 12/31/02

                                                                                            INCEPTION     INCEPTION
                                                        1 YEAR      5 YEARS     10 YEARS   TO 12/31/02      DATE
                                                        -------     --------    --------   -----------    ---------
        Class A Shares at NAV 2                         (21.67)%     (8.36)%       2.30%          --               --
        Class A Shares at POP 3                         (26.17)      (9.44)        1.69           --               --

        Class B Shares at NAV 2                         (22.22)      (9.01)          --        (3.45)%         4/8/96
        Class B Shares with CDSC 4                      (25.33)      (9.14)          --        (3.45)          4/8/96

        Class C Shares at NAV 2                         (22.16)      (8.99)        1.59           --               --
        Class C Shares with CDSC 4                      (22.16)      (8.99)        1.59           --               --

        S&P 500 Index 6                                 (22.10)      (0.56)        9.37         6.39           4/8/96

1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

4 CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1.25% in the first year and 0% thereafter.

5 This chart illustrates POP returns on Class A shares since inception. Returns on Class B and Class C shares will vary due to differing sales charges.

6 The S&P 500 Index is an unmanaged, commonly used measure of stock market total return performance. The index's performance does not reflect sales charges.

  All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

GROWTH OF $10,000                                           PERIODS ENDING 12/31

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 Phoenix-Oakhurst
               Strategy Fund Class A 5        S&P 500 Index 6
12/31/92             $ 9,425.00                 $10,000.00
12/31/93             $10,836.30                 $11,000.01
12/31/94             $10,959.72                 $11,145.54
12/31/95             $13,712.28                 $15,325.93
12/31/96             $15,495.00                 $18,888.86
12/31/97             $18,294.50                 $25,193.12
12/31/98             $17,951.09                 $32,437.78
12/31/99             $18,422.89                 $39,293.54
12/31/00             $17,704.12                 $35,683.59
12/31/01             $15,097.49                 $31,446.22
12/31/02             $11,826.07                 $24,496.48

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 12/31/92 in Class A shares and reflects the maximum sales charge of 5.75% on the initial investment. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges.

SECTOR WEIGHTINGS                              12/31/02


As a percentage of equity holdings

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financials                  22%

Information Technology      16

Health-Care                 14

Consumer Discretionary      13

Industrials                 10

Consumer Staples             8

Telecommunication Services   5

Other                       12

PHOENIX-OAKHURST STRATEGY FUND

                TEN LARGEST EQUITY HOLDINGS AT DECEMBER 31, 2002
                     (AS A PERCENTAGE OF TOTAL NET ASSETS)

 1. Microsoft Corp.                                                         3.8%
    LEADING SOFTWARE PRODUCER FOR MICROCOMPUTERS
 2. General Electric Co.                                                    2.9%
    CONSUMER AND INDUSTRIAL PRODUCTS PRODUCER
 3. Exxon Mobil Corp.                                                       2.6%
    INTERNATIONAL OIL COMPANY
 4. Johnson & Johnson                                                       2.5%
    DISTRIBUTES AND MANUFACTURES HEALTH-CARE PRODUCTS
 5. Pfizer, Inc.                                                            2.5%
    HEALTH-CARE AND CONSUMER PRODUCTS PRODUCER


 6. Bank of America Corp.                                                   2.5%
    COMMERCIAL BANK
 7. Citigroup, Inc.                                                         2.2%
    DIVERSIFIED FINANCIAL SERVICES PROVIDER
 8. Verizon Communications, Inc.                                            1.7%
    TELECOMMUNICATIONS SERVICES PROVIDER
 9. U.S. Bancorp                                                            1.7%
    DIVERSIFIED FINANCIAL SERVICES PROVIDER
10. International Business Machines Corp.                                   1.7%
    MANUFACTURES AND DISTRIBUTES BUSINESS MACHINES

                        INVESTMENTS AT DECEMBER 31, 2002

                                                     SHARES        VALUE
                                                     ------     -----------
COMMON STOCKS--97.3%

AEROSPACE & DEFENSE--2.2%
Boeing Co. (The) ..................................  18,600     $   613,614
General Dynamics Corp. ............................   2,100         166,677
Honeywell International, Inc. .....................  13,600         326,400
Lockheed Martin Corp. .............................   5,200         300,300
United Technologies Corp. .........................  12,100         749,474
                                                                -----------
                                                                  2,156,465
                                                                -----------
AGRICULTURAL PRODUCTS--0.3%
Fresh Del Monte Produce, Inc. .....................  13,800         260,958

AIR FREIGHT & COURIERS--0.3%
FedEx Corp. .......................................   5,300         287,366

ALTERNATIVE CARRIERS--0.1%
Level 3 Communications, Inc.(b) ...................  19,000          93,100

APPAREL RETAIL--0.3%
Abercrombie & Fitch Co.  Class A(b) ...............   4,300          87,978
AnnTaylor Stores Corp.(b) .........................   4,600          93,932
Talbots, Inc. (The) ...............................   4,200         115,626
                                                                -----------
                                                                    297,536
                                                                -----------
APPAREL, ACCESSORIES & LUXURY GOODS--1.3%
Jones Apparel Group, Inc.(b) ......................  11,700         414,648
Liz Claiborne, Inc. ...............................  10,600         314,290
Polo Ralph Lauren Corp.(b) ........................   6,100         132,736
V. F. Corp. .......................................  10,000         360,500
                                                                -----------
                                                                  1,222,174
                                                                -----------

                                                     SHARES        VALUE
                                                     ------     -----------
APPLICATION SOFTWARE--0.3%
Intuit, Inc.(b) ...................................   5,400     $   253,368

AUTO PARTS & EQUIPMENT--0.4%
Dana Corp. ........................................   8,100          95,256
Johnson Controls, Inc. ............................   3,400         272,578
                                                                -----------
                                                                    367,834
                                                                -----------
AUTOMOBILE MANUFACTURERS--0.4%
Ford Motor Co. ....................................  14,800         137,640
General Motors Corp. ..............................   7,600         280,136
                                                                -----------
                                                                    417,776
                                                                -----------
BANKS--8.7%
Bank of America Corp. .............................  34,400       2,393,208
Bank One Corp. ....................................  16,600         606,730
Charter One Financial, Inc. .......................   6,300         180,999
First Tennessee National Corp. ....................  16,100         578,634
FleetBoston Financial Corp. .......................  15,500         376,650
Hibernia Corp. Class A ............................  13,600         261,936
U.S. Bancorp ......................................  76,400       1,621,208
Union Planters Corp. ..............................  13,300         374,262
UnionBanCal Corp. .................................  10,700         420,189
Wachovia Corp. ....................................  33,900       1,235,316
Wells Fargo & Co. .................................   8,700         407,769
                                                                -----------
                                                                  8,456,901
                                                                -----------
BREWERS--0.1%
Coors (Adolph) Co. Class B ........................   1,600          98,000

                        See Notes to Financial Statements

PHOENIX-OAKHURST STRATEGY FUND

                                                     SHARES        VALUE
                                                     ------     -----------
BROADCASTING & CABLE TV--0.8%
Clear Channel Communications, Inc.(b) .............  13,900     $   518,331
Hearst-Argyle Television, Inc.(b) .................  12,600         303,786
                                                                -----------
                                                                    822,117
                                                                -----------
BUILDING PRODUCTS--0.1%
Lennox International, Inc. ........................   7,300          91,615

CASINOS & GAMING--0.2%
GTECH Holdings Corp.(b) ...........................   5,500         153,230

COMPUTER HARDWARE--3.6%
Dell Computer Corp.(b) ............................  33,500         895,790
Hewlett-Packard Co. ...............................  58,000       1,006,880
International Business Machines Corp. .............  20,900       1,619,750
                                                                -----------
                                                                  3,522,420
                                                                -----------
COMPUTER STORAGE & PERIPHERALS--0.5%
EMC Corp.(b) ......................................  31,600         194,024
Lexmark International, Inc.(b) ....................   2,600         157,300
Storage Technology Corp.(b) .......................   7,000         149,940
                                                                -----------
                                                                    501,264
                                                                -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.3%
Deere & Co. .......................................   5,600         256,760

CONSUMER FINANCE--0.8%
MBNA Corp. ........................................  42,800         814,056

DEPARTMENT STORES--1.0%
Federated Department Stores, Inc.(b) ..............  12,000         345,120
Penney (J.C.) Co., Inc. ...........................  28,900         664,989
                                                                -----------
                                                                  1,010,109
                                                                -----------
DIVERSIFIED CHEMICALS--1.7%
Du Pont (E.I.) de Nemours & Co. ...................  38,100       1,615,440

DIVERSIFIED COMMERCIAL SERVICES--1.1%
Block (H&R), Inc. .................................  16,800         675,360
Deluxe Corp. ......................................   6,300         265,230
Servicemaster Co. (The) ...........................  12,200         135,420
                                                                -----------
                                                                  1,076,010
                                                                -----------
DIVERSIFIED FINANCIAL SERVICES--7.9%
American Express Co. ..............................  24,300         859,005
Citigroup, Inc. ...................................  60,000       2,111,400
Fannie Mae ........................................  12,300         791,259
Federated Investors, Inc. Class B .................  11,400         289,218
Freddie Mac .......................................   5,900         348,395
Goldman Sachs Group, Inc. (The) ...................   5,600         381,360
J.P. Morgan Chase & Co. ...........................  40,200         964,800

                                                     SHARES        VALUE
                                                     ------     -----------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
Merrill Lynch & Co., Inc. .........................  23,900     $   907,005
Morgan Stanley ....................................  21,700         866,264
Principal Financial Group, Inc. ...................   3,900         117,507
                                                                -----------
                                                                  7,636,213
                                                                -----------
ELECTRIC UTILITIES--2.9%
Centerpoint Energy, Inc. ..........................  37,000         314,500
Edison International(b) ...........................  12,600         149,310
Entergy Corp. .....................................  17,300         788,707
Exelon Corp. ......................................  14,800         780,996
Great Plains Energy, Inc. .........................  11,000         251,680
PPL Corp. .........................................  11,000         381,480
TXU Corp. .........................................   8,500         158,780
                                                                -----------
                                                                  2,825,453
                                                                -----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.4%
Energizer Holdings, Inc.(b) .......................  10,200         284,580
Rockwell Automation, Inc. .........................   4,500          93,195
                                                                -----------
                                                                    377,775
                                                                -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
Thermo Electron Corp.(b) ..........................  13,400         269,608

FOOD RETAIL--0.4%
Albertson's, Inc. .................................   5,700         126,882
Winn-Dixie Stores, Inc. ...........................  15,800         241,424
                                                                -----------
                                                                    368,306
                                                                -----------
GAS UTILITIES--1.2%
AGL Resources, Inc. ...............................   4,800         116,640
NiSource, Inc. ....................................  41,100         822,000
Peoples Energy Corp. ..............................   5,900         228,035
                                                                -----------
                                                                  1,166,675
                                                                -----------
GENERAL MERCHANDISE STORES--1.6%
Wal-Mart Stores, Inc. .............................  30,200       1,525,402

HEALTH CARE DISTRIBUTORS & SERVICES--0.7%
AmerisourceBergen Corp. ...........................   4,000         217,240
Cardinal Health, Inc. .............................   4,900         290,031
McKesson Corp. ....................................   6,900         186,507
                                                                -----------
                                                                    693,778
                                                                -----------
HEALTH CARE EQUIPMENT--1.5%
Bard (C.R.), Inc. .................................   4,300         249,400
Baxter International, Inc. ........................   7,800         218,400
Guidant Corp.(b) ..................................  15,300         472,005
St. Jude Medical, Inc.(b) .........................  12,900         512,388
                                                                -----------
                                                                  1,452,193

                        See Notes to Financial Statements

PHOENIX-OAKHURST STRATEGY FUND

                                                     SHARES        VALUE
                                                     ------     -----------
HEALTH CARE SUPPLIES--0.3%
Bausch & Lomb, Inc. ...............................   7,100     $   255,600

HOME IMPROVEMENT RETAIL--1.0%
Home Depot, Inc. (The) ............................   8,000         191,680
Lowe's Cos., Inc. .................................   8,200         307,500
Sherwin-Williams Co. (The) ........................  15,700         443,525
                                                                -----------
                                                                    942,705
                                                                -----------
HOUSEHOLD APPLIANCES--0.4%
Black & Decker Corp. (The) ........................   8,800         377,432

HOUSEHOLD PRODUCTS--2.6%
Clorox Co. (The) ..................................  19,800         816,750
Dial Corp. (The) ..................................  11,200         228,144
Procter & Gamble Co. (The) ........................  17,600       1,512,544
                                                                -----------
                                                                  2,557,438
                                                                -----------
HOUSEWARES & SPECIALTIES--0.4%
Fortune Brands, Inc. ..............................   9,000         418,590

INDUSTRIAL CONGLOMERATES--4.0%
3M Co. ............................................   4,600         567,180
General Electric Co. .............................. 117,800       2,868,430
Tyco International Ltd. ...........................  25,000         427,000
                                                                -----------
                                                                  3,862,610
                                                                -----------
INDUSTRIAL MACHINERY--1.1%
Briggs & Stratton Corp. ...........................   3,300         140,151
Eaton Corp. .......................................  12,300         960,753
                                                                -----------
                                                                  1,100,904
                                                                -----------
INTEGRATED OIL & GAS--3.9%
Exxon Mobil Corp. .................................  72,400       2,529,656
Occidental Petroleum Corp. ........................  43,700       1,243,265
                                                                -----------
                                                                  3,772,921
                                                                -----------
INTEGRATED TELECOMMUNICATION SERVICES--4.8%
ALLTEL Corp. ......................................   7,100         362,100
BellSouth Corp. ...................................  36,200         936,494
Commonwealth Telephone Enterprises, Inc.(b) .......   8,200         293,888
SBC Communications, Inc. ..........................  32,800         889,208
Sprint Corp. (FON Group) ..........................  36,200         524,176
Verizon Communications, Inc. ......................  43,300       1,677,875
                                                                -----------
                                                                  4,683,741
                                                                -----------

                                                     SHARES        VALUE
                                                     ------     -----------
INTERNET SOFTWARE & SERVICES--0.2%
DoubleClick, Inc.(b) ..............................  15,800     $    89,428
EarthLink, Inc.(b) ................................  16,800          91,560
                                                                -----------
                                                                    180,988
                                                                -----------
IT CONSULTING & SERVICES--0.1%
Computer Sciences Corp.(b) ........................   2,900          99,905

LEISURE PRODUCTS--0.1%
Mattel, Inc. ......................................   7,200         137,880

LIFE & HEALTH INSURANCE--1.0%
MetLife, Inc. .....................................  37,300       1,008,592

MANAGED HEALTH CARE--2.0%
Aetna, Inc. .......................................   6,700         275,504
Oxford Health Plans, Inc.(b) ......................   3,600         131,220
UnitedHealth Group, Inc. ..........................  11,500         960,250
WellPoint Health Networks, Inc.(b) ................   7,700         547,932
                                                                -----------
                                                                  1,914,906
                                                                -----------
MOVIES & ENTERTAINMENT--1.5%
AOL Time Warner, Inc.(b) ..........................  33,800         442,780
Fox Entertainment Group, Inc. Class A(b) ..........   3,700          95,941
Viacom, Inc. Class B(b) ...........................  22,000         896,720
                                                                -----------
                                                                  1,435,441
                                                                -----------
NETWORKING EQUIPMENT--1.6%
Avocent Corp.(b) ..................................   4,000          88,880
Cisco Systems, Inc.(b) ............................ 114,900       1,505,190
                                                                -----------
                                                                  1,594,070
                                                                -----------
OIL & GAS DRILLING--0.3%
Transocean, Inc. ..................................  11,000         255,200

OIL & GAS EQUIPMENT & SERVICES--0.3%
Halliburton Co. ...................................  17,200         321,812

OIL & GAS EXPLORATION & PRODUCTION--0.2%
Apache Corp. ......................................   4,100         233,659

PACKAGED FOODS AND MEATS--2.9%
ConAgra Foods, Inc. ...............................  50,700       1,268,007
Hershey Foods Corp. ...............................   3,800         256,272
Kellogg Co. .......................................   7,500         257,025
Sara Lee Corp. ....................................  45,700       1,028,707
                                                                -----------
                                                                  2,810,011
                                                                -----------

                        See Notes to Financial Statements

PHOENIX-OAKHURST STRATEGY FUND

                                                     SHARES        VALUE
                                                     ------     -----------
PAPER PRODUCTS--0.3%
International Paper Co. ...........................   7,300     $   255,281

PHARMACEUTICALS--9.6%
Abbott Laboratories ...............................  17,700         708,000
Bristol-Myers Squibb Co. ..........................  13,900         321,785
Johnson & Johnson .................................  45,700       2,454,547
Merck & Co., Inc. .................................  26,900       1,522,809
Mylan Laboratories, Inc. ..........................  19,300         673,570
Pfizer, Inc. ......................................  78,300       2,393,631
Pharmacia Corp. ...................................  28,200       1,178,760
Schering-Plough Corp. .............................   6,000         133,200
                                                                -----------
                                                                  9,386,302
                                                                -----------
PHOTOGRAPHIC PRODUCTS--0.9%
Eastman Kodak Co. .................................  26,300         921,552

PROPERTY & CASUALTY INSURANCE--2.2%
Allstate Corp. (The) ..............................  36,900       1,364,931
AMBAC Financial Group, Inc. .......................   8,300         466,792
Old Republic International Corp. ..................  11,900         333,200
                                                                -----------
                                                                  2,164,923
                                                                -----------
PUBLISHING & PRINTING--0.9%
Gannett Co., Inc. .................................   6,200         445,160
McGraw-Hill Cos., Inc. (The) ......................   7,800         471,432
                                                                -----------
                                                                    916,592
                                                                -----------
RAILROADS--0.8%
Union Pacific Corp. ...............................  13,200         790,284

REITS--0.4%
Simon Property Group, Inc. ........................  12,700         432,689

SEMICONDUCTOR EQUIPMENT--0.2%
Applied Materials, Inc.(b) ........................  13,800         179,814

SEMICONDUCTORS--2.6%
Intel Corp. ....................................... 103,600       1,613,052
LSI Logic Corp.(b) ................................  62,300         359,471
Texas Instruments, Inc. ...........................  36,700         550,867
                                                                -----------
                                                                  2,523,390
                                                                -----------
SOFT DRINKS--0.3%
Coca-Cola Co. (The) ...............................   4,600         201,572
Coca-Cola Enterprises, Inc. .......................   6,200         134,664
                                                                -----------
                                                                    336,236
                                                                -----------

                                                     SHARES        VALUE
                                                     ------     -----------
SPECIALTY CHEMICALS--0.5%
Lubrizol Corp. (The) ..............................   8,800     $   268,400
RPM International, Inc. ...........................  16,300         249,064
                                                                -----------
                                                                    517,464
                                                                -----------
SPECIALTY STORES--0.7%
Claire's Stores, Inc. .............................   6,700         147,869
Pep Boys-Manny, Moe & Jack (The) ..................  28,500         330,600
Pier 1 Imports, Inc. ..............................   8,800         166,584
                                                                -----------
                                                                    645,053
                                                                -----------
SYSTEMS SOFTWARE--5.0%
BMC Software, Inc.(b) .............................  23,600         403,796
Microsoft Corp.(b) ................................  72,300       3,737,910
Oracle Corp.(b) ...................................  49,400         533,520
VERITAS Software Corp.(b) .........................  13,000         203,060
                                                                -----------
                                                                  4,878,286
                                                                -----------
TELECOMMUNICATIONS EQUIPMENT--1.4%
Harris Corp. ......................................  10,500         276,150
Motorola, Inc. ....................................  65,600         567,440
QUALCOMM, Inc.(b) .................................   7,900         287,481
Tekelec(b) ........................................  19,300         201,685
                                                                -----------
                                                                  1,332,756
                                                                -----------
TIRES & RUBBER--0.4%
Goodyear Tire & Rubber Co. (The) ..................  50,900         346,629

TOBACCO--1.0%
Philip Morris Cos., Inc. ..........................  24,100         976,773
---------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $104,506,123)                                   94,658,331
---------------------------------------------------------------------------

FOREIGN COMMON STOCKS--0.8%

AUTOMOBILE MANUFACTURERS--0.6%
DaimlerChrysler AG (Germany) ......................  19,100         585,415

CONSUMER ELECTRONICS--0.2%
Garmin Ltd. (Cayman Islands)(b) ...................   5,800         169,940
---------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $723,893)                                          755,355
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.1%
(IDENTIFIED COST $105,230,016)                                   95,413,686
---------------------------------------------------------------------------

                        See Notes to Financial Statements

PHOENIX-OAKHURST STRATEGY FUND

                                         STANDARD
                                          & POOR'S     PAR
                                           RATING     VALUE
                                         (Unaudited)  (000)        VALUE
                                         ----------- ------     -----------
SHORT-TERM OBLIGATIONS--2.3%

COMMERCIAL PAPER--2.3%
Emerson Electric Co. 1.25%, 1/2/03 ..........  A-1   $2,190     $ 2,189,924
---------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $2,189,924)                                      2,189,924
---------------------------------------------------------------------------

TOTAL INVESTMENTS--100.4%
(IDENTIFIED COST $107,419,940)                                   97,603,610(a)

Other assets and liabilities, net--(0.4)%                          (349,166)
                                                                -----------
NET ASSETS--100.0%                                              $97,254,444
                                                                ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $3,289,272 and gross depreciation of $13,814,914 for federal income tax purposes. At December 31, 2002, the aggregate cost of securities for federal income tax purposes was $108,129,252.

(b) Non-income producing.

                        See Notes to Financial Statements

PHOENIX-OAKHURST STRATEGY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

ASSETS
Investment securities at value
   (Identified cost $107,419,940)                              $ 97,603,610
Receivables
   Investment securities sold                                       270,517
   Dividends and interest                                           155,421
   Fund shares sold                                                   1,950
Prepaid expenses                                                      1,423
                                                               ------------
     Total assets                                                98,032,921
                                                               ------------
LIABILITIES
Payables
   Cash overdraft                                                   299,104
   Fund shares repurchased                                          238,208
   Investment advisory fee                                           64,111
   Transfer agent fee                                                54,834
   Distribution fee                                                  51,173
   Financial agent fee                                                5,554
   Trustees' fee                                                        634
   Payable to adviser                                                   176
Accrued expenses                                                     64,683
                                                               ------------
     Total liabilities                                              778,477
                                                               ------------
NET ASSETS                                                     $ 97,254,444
                                                               ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest               $146,768,021
Undistributed net investment income                                  36,581
Accumulated net realized loss                                   (39,733,828)
Net unrealized depreciation                                      (9,816,330)
                                                               ------------
NET ASSETS                                                     $ 97,254,444
                                                               ============
CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $55,924,241)               8,269,697
Net asset value per share                                             $6.76
Offering price per share $6.76/(1-5.75%)                              $7.17

CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $8,709,381)                1,295,134
Net asset value and offering price per share                          $6.72

CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $32,620,822)               4,863,352
Net asset value and offering price per share                          $6.71


                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2002

INVESTMENT INCOME
Dividends                                                              $  1,922,454
Interest                                                                     62,360
Foreign taxes withheld                                                       (1,178)
                                                                       ------------
     Total investment income                                              1,983,636
                                                                       ------------
EXPENSES
Investment advisory fee                                                     947,445
Distribution fee, Class A                                                   212,295
Distribution fee, Class B                                                   118,730
Distribution fee, Class C                                                   432,244
Financial agent fee                                                          80,796
Transfer agent                                                              317,039
Professional                                                                 57,240
Printing                                                                     39,084
Custodian                                                                    38,067
Registration                                                                 20,216
Trustees                                                                     17,994
Miscellaneous                                                                12,407
                                                                       ------------
     Total expenses                                                       2,293,557
                                                                       ------------
NET INVESTMENT LOSS                                                        (309,921)
                                                                       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                         (30,179,965)
Net change in unrealized appreciation (depreciation) on investments        (986,521)
                                                                       ------------
NET LOSS ON INVESTMENTS                                                 (31,166,486)
                                                                       ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $(31,476,407)
                                                                       ============

                        See Notes to Financial Statements

PHOENIX-OAKHURST STRATEGY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                 Year Ended        Year Ended
                                                                                  12/31/02          12/31/01
                                                                                ------------      ------------
FROM OPERATIONS
   Net investment income (loss)                                                 $   (309,921)     $   (787,635)
   Net realized gain (loss)                                                      (30,179,965)      (11,093,102)
   Net change in unrealized appreciation (depreciation)                             (986,521)      (22,667,234)
                                                                                ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   (31,476,407)      (34,547,971)
                                                                                ------------      ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (56,426 and 164,613 shares, respectively)           450,006         1,590,963
   Cost of shares repurchased (2,066,966 and 2,868,988 shares, respectively)     (15,877,162)      (26,185,321)
                                                                                ------------      ------------
Total                                                                            (15,427,156)      (24,594,358)
                                                                                ------------      ------------
CLASS B
   Proceeds from sales of shares (12,820 and 14,920 shares, respectively)             96,930           135,657
   Cost of shares repurchased (498,416 and 746,167 shares, respectively)          (3,746,119)       (6,864,258)
                                                                                ------------      ------------
Total                                                                             (3,649,189)       (6,728,601)
                                                                                ------------      ------------
CLASS C
   Proceeds from sales of shares (56,188 and 64,682 shares, respectively)            420,290           585,148
   Cost of shares repurchased (1,731,418 and 2,568,453 shares, respectively)     (13,257,130)      (23,353,038)
                                                                                ------------      ------------
Total                                                                            (12,836,840)      (22,767,890)
                                                                                ------------      ------------
CLASS I
   Cost of shares repurchased (73,271 and 0 shares, respectively)                   (490,193)               --
                                                                                ------------      ------------
Total                                                                               (490,193)               --
                                                                                ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                     (32,403,378)      (54,090,849)
                                                                                ------------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                         (63,879,785)      (88,638,820)

NET ASSETS
   Beginning of period                                                           161,134,229       249,773,049
                                                                                ------------      ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME AND
     ACCUMULATED NET INVESTMENT LOSS OF $36,581 AND ($30,602), RESPECTIVELY]    $ 97,254,444      $161,134,229
                                                                                ============      ============

                        See Notes to Financial Statements

PHOENIX-OAKHURST STRATEGY FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                          CLASS A
                                                                  --------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31
                                                                  --------------------------------------------------------
                                                                   2002         2001        2000         1999        1998
Net asset value, beginning of period                              $ 8.63       $10.12      $11.24       $14.80      $15.77
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                       --(2)(3)  (0.01)(2)    0.16(2)      0.22(2)     0.17
   Net realized and unrealized gain (loss)                         (1.87)       (1.48)      (0.59)        0.07       (0.48)
                                                                  ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                              (1.87)       (1.49)      (0.43)        0.29       (0.31)
                                                                  ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                               --           --       (0.23)       (0.28)      (0.18)
   Distributions from net realized gains                              --           --       (0.46)       (3.57)      (0.48)
                                                                  ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                              --           --       (0.69)       (3.85)      (0.66)
                                                                  ------       ------      ------       ------      ------
Change in net asset value                                          (1.87)       (1.49)      (1.12)       (3.56)      (0.97)
                                                                  ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                                    $ 6.76       $ 8.63      $10.12       $11.24      $14.80
                                                                  ======       ======      ======       ======      ======
Total return(1)                                                   (21.67)%     (14.72)%     (3.90)%       2.63%      (1.88)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                         $55,924      $88,732    $131,368     $223,269    $409,065

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                               1.51 %       1.47 %      1.36 %       1.28%       1.24 %
   Net investment income (loss)                                     0.06 %      (0.08)%      1.49 %       1.54%       0.97 %
Portfolio turnover                                                   124 %         69 %       157 %        141%        116 %


                                                                                          CLASS B
                                                                  --------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31
                                                                  --------------------------------------------------------
                                                                   2002         2001        2000         1999        1998
Net asset value, beginning of period                              $ 8.64       $10.20      $11.34       $14.90      $15.86
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                    (0.05)(2)    (0.07)(2)    0.09(2)      0.12(2)     0.05
   Net realized and unrealized gain (loss)                         (1.87)       (1.49)      (0.60)        0.07       (0.48)
                                                                  ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                              (1.92)       (1.56)      (0.51)        0.19       (0.43)
                                                                  ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                               --           --       (0.17)       (0.18)      (0.05)
   Distributions from net realized gains                              --           --       (0.46)       (3.57)      (0.48)
                                                                  ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                              --           --       (0.63)       (3.75)      (0.53)
                                                                  ------       ------      ------       ------      ------
Change in net asset value                                          (1.92)       (1.56)      (1.14)       (3.56)      (0.96)
                                                                  ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                                    $ 6.72       $ 8.64      $10.20       $11.34      $14.90
                                                                  ======       ======      ======       ======      ======
Total return(1)                                                   (22.22)%     (15.29)%     (4.64)%       1.91%      (2.61)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                          $8,709      $15,390     $25,628      $47,557     $82,531

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                               2.21 %       2.17 %      2.06 %       1.98%       1.94 %
   Net investment income (loss)                                    (0.65)%      (0.78)%      0.81 %       0.84%       0.27 %
Portfolio turnover                                                   124 %         69 %       157 %        141%        116 %

(1) Maximum sales charge is not reflected in total return calculation.

(2) Computed using average shares outstanding.

(3) Amount less than $0.01.

                        See Notes to Financial Statements

PHOENIX-OAKHURST STRATEGY FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                          CLASS C
                                                                  --------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31
                                                                  --------------------------------------------------------
                                                                   2002         2001        2000         1999        1998
Net asset value, beginning of period                              $ 8.62       $10.18      $11.31       $14.86      $15.81
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                    (0.05)(2)    (0.07)(2)    0.09(2)      0.12(2)     0.05
   Net realized and unrealized gain (loss)                         (1.86)       (1.49)      (0.60)        0.07       (0.48)
                                                                  ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                              (1.91)       (1.56)      (0.51)        0.19       (0.43)
                                                                  ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                               --           --       (0.16)       (0.17)      (0.04)
   Distributions from net realized gains                              --           --       (0.46)       (3.57)      (0.48)
                                                                  ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                              --           --       (0.62)       (3.74)      (0.52)
                                                                  ------       ------      ------       ------      ------
Change in net asset value                                          (1.91)       (1.56)      (1.13)       (3.55)      (0.95)
                                                                  ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                                    $ 6.71       $ 8.62      $10.18       $11.31      $14.86
                                                                  ======       ======      ======       ======      ======
Total return(1)                                                   (22.16)%     (15.32)%     (4.58)%       1.94%      (2.64)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                         $32,621      $56,369     $92,024     $184,924    $423,791

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                               2.21 %       2.17 %      2.06 %       1.98%       1.94 %
   Net investment income (loss)                                    (0.64)%      (0.78)%      0.82 %       0.81%       0.27 %
Portfolio turnover                                                   124 %         69 %       157 %        141%        116 %

                                                                                          CLASS I
                                                                ----------------------------------------------------------
                                                                  FOR THE
                                                                  PERIOD                 YEAR ENDED DECEMBER 31
                                                                 1/1/02 TO     -------------------------------------------
                                                                10/25/02(5)     2001        2000         1999        1998
Net asset value, beginning of period                              $ 8.80       $10.28      $11.40       $14.94      $15.87
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                     0.02(2)      0.02(2)     0.21(2)      0.28(2)     0.17
   Net realized and unrealized gain (loss)                         (1.82)       (1.50)      (0.61)        0.06       (0.45)
                                                                  ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                              (1.80)       (1.48)      (0.40)        0.34       (0.28)
                                                                  ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                               --           --       (0.26)       (0.31)      (0.17)
   Distributions from net realized gains                              --           --       (0.46)       (3.57)      (0.48)
                                                                  ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                              --           --       (0.72)       (3.88)      (0.65)
                                                                  ------       ------      ------       ------      ------
Change in net asset value                                          (1.80)       (1.48)      (1.12)       (3.54)      (0.93)
                                                                  ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                                    $ 7.00       $ 8.80      $10.28       $11.40      $14.94
                                                                  ======       ======      ======       ======      ======
Total return                                                      (20.45)%(4)  (14.40)%     (3.60)%       2.96%      (1.66)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                              $0         $644        $753       $1,581      $1,407

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                               1.46 %(3)    1.17 %      1.08 %       0.96%       0.94 %
   Net investment income                                            0.38 %(3)    0.22 %      1.86 %       1.92%       1.27 %
Portfolio turnover                                                   124 %(4)      69 %       157 %        141%        116 %

(1) Maximum sales charge is not reflected in total return calculation.

(2) Computed using average shares outstanding.

(3) Annualized.

(4) Not annualized.

(5) All shares of this class were redeemed as of October 25, 2002. Class I is currently available for investment.

                        See Notes to Financial Statements

PHOENIX TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

1. SIGNIFICANT ACCOUNTING POLICIES

   The Phoenix Trust (formerly the Phoenix-Zweig Trust) ("the Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. To date, four Funds are offered for sale: Government Cash Fund, Appreciation Fund, Managed Assets and Strategy Fund. Each Fund has distinct investment objectives. Each of the Funds (except Government Cash Fund) strives to increase investment value over the long term (capital appreciation) consistent with preserving capital and reducing portfolio exposure to market risk. The Government Cash Fund focuses on returning high current income. The Government Cash Fund also strives to maintain liquidity and preserve capital. Managed Assets strives to increase investment value from capital appreciation, dividends and interest.

   The Trust offers Class A, Class B, Class C and Class I shares on each Fund and one additional class of shares, Class M on Government Cash Fund. Class A shares are sold with a front-end sales charge of up to 5.75% for all funds except Government Cash Fund which has no front-end sales charge. Certain Class A shares, except Government Cash Fund, may be sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1.25% contingent deferred sales charge if redeemed within one year of purchase. Class I shares and Class M shares have no sales charge. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of each class of shares, except that each class bears distribution expenses unique to that class.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.


A. SECURITY VALUATION:

   Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

   The Government Cash Fund uses the amortized cost method of security valuation which, in the opinion of the Trustees, represents the fair value of the particular security. The Trustees monitor the deviations between the classes' net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. The Fund attempts to maintain a constant net asset value of $1 per share for each class.


B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. The Trust amortizes premiums and discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.


C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.


D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Certain prior year distribution amounts have been reclassified to conform to the current year presentation.


E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in

PHOENIX TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002 (CONTINUED)


currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of equity securities. The Trust isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.


F. FORWARD CURRENCY CONTRACTS:

   Managed Assets may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds or to hedge against currency changes on holdings within the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. As of December 31, 2002, the Trust had no forward currency contracts.


G. FUTURES CONTRACTS:

   A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Each Fund (other than Government Cash
Fund) may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as daily variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments. At December 31, 2002, the Trust had no futures.


H. OPTIONS:

   Each Fund (other than Government Cash Fund) may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

   Each Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

   The Funds (other than Government Cash Fund) may purchase options which are included in the Fund's Schedule of Investments and subsequently marked to market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At December 31, 2002, the Trust had no options.


I. EXPENSES:

   Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.


J. REPURCHASE AGREEMENTS:

   A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

PHOENIX TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002 (CONTINUED)

K. BORROWINGS

   The Trust has entered into a Liquidity Line of Credit with The Bank of New York for $100,000,000, bearing an annual interest rate equal to the Federal Funds Rate plus 1% on any borrowings. The Trust has not had to use the Line of Credit since it was established on July 21, 1997. If a Fund uses the Line of Credit, it will be collateralized by that Fund's portfolio.


2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Trust, the Adviser, Phoenix/ Zweig Advisers LLC, a wholly-owned subsidiary of Phoenix Investments Partners, Ltd. ("PXP"), is entitled to a fee, based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Government Cash Fund ...............................  0.50%
Appreciation Fund ..................................  1.00%
Managed Assets .....................................  1.00%
Strategy Fund ......................................  0.75%


   The Adviser has agreed to reimburse the Government Cash Fund to the extent that total expenses (excluding taxes, interest, brokerage commissions and extraordinary expenses) exceed 0.75% of the average daily net assets for Class A and Class C shares, 1.45% of the average daily net assets for Class B shares, 0.45% of the average daily net assets for Class I shares and 0.51% of the average daily net assets for Class M shares through April 30, 2003.

   Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, which serves as the national distributor of the Trust's shares has advised the Trust that it retained net selling commissions and deferred sales charges for the year ended December 31, 2002 as follows:

                            Class A        Class B         Class C
                          Net Selling     Deferred        Deferred
                          Commissions   Sales Charges  Sales Charges
                          -----------   -------------  -------------
Government Cash Fund .....  $   --         $32,905       $10,917
Appreciation Fund ........   5,163          22,954         1,604
Managed Assets ...........   2,729          46,952         4,258
Strategy Fund ............     802          25,202         1,677

   In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.30% for Class A shares and 1.00% for Class B shares applied to the average daily net assets of each Fund. All Funds (other than Government Cash Fund) pay PEPCO a distribution fee at an annual rate of 1.00% for Class C shares applied to the average daily net assets of each Fund. The Government Cash Fund pays PEPCO a distribution fee at an annual rate of 0.30% for Class C shares applied to the average daily net assets of the Fund. A separate distribution plan for Class M shares of Government Cash Fund provides that service organizations may be paid up to 0.30% of the average daily net assets of Class M shares, shared equally between Government Cash Fund and the Adviser. There is no distribution fee for Class I shares.

   The distributor has advised the Trust that the total amount expensed for the year ended December 31, 2002 was allocated as follows:

                                                 Distribution Fee      Distribution Fee
                              Distribution Fee     Paid Out to             Paid to
                                Retained by        Unaffiliated         W. S. Griffith
                                Distributor        Participants        Securities, Inc.
                              ----------------   ----------------      ----------------
Government Cash Fund .........    $ 40,524          $  218,001            $  462
Appreciation Fund ............     155,753             469,424               703
Managed Assets ...............     287,963           1,496,335             3,312
Strategy Fund ................     171,650             590,288             1,331

   W. S. Griffith Securities, Inc. is an indirect subsidiary of PNX.


   PEPCO serves as Financial Agent of the Trust, and receives a fee for financial reporting, tax services and oversight of subagent's performance based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                              1st $50     $50-200        $200 +
                                              Million     Million       Million
                                              -------     -------       -------
All funds except Government Cash Fund ......   0.07%        0.06%        0.01%

                                             1st $100    $100-500        $500 +
                                              Million     Million       Million
                                              -------     -------       -------
Government Cash Fund .......................   0.01%        0.04%        0.01%


   PFPC, Inc., a subagent to PEPCO, receives a fee from PEPCO which ranges from 0.085% to 0.0125% of the average daily net asset values of each Fund. Certain minimum fees and fee waivers may apply.

   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the year ended December 31, 2002, transfer agent fees were as reported in the Statement of Operations, of which PEPCO retained the following:

                                             Transfer Agent
                                              Fee Retained
                                             --------------
Government Cash Fund ......................    $     --
Appreciation Fund .........................      60,803
Strategy Fund .............................      78,575
Managed Assets ............................     102,763


   For the year ended December 31, 2002, the following Funds paid PXP Securities Corp., an indirect subsidiary of PNX, brokerage commissions in connection with portfolio transactions effected by it as follows:

                                        Commissions Paid to
                                        PXP Securities Corp.
                                        --------------------
Appreciation Fund ....................       $46,283
Managed Assets .......................        26,752
Strategy Fund ........................        18,536

PHOENIX TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002 (CONTINUED)


   At December 31, 2002, PNX and its affiliates held shares of the Trust which aggregated the following:

                                                      Aggregate
                                                      Net Asset
                                       Shares           Value
                                      -------         ---------
Government Cash Fund ...............  699,044         $699,044


3. PURCHASE AND SALE OF SECURITIES

   Purchases and sales of securities during the year ended December 31, 2002 (excluding U.S. Government and agency securities, short-term securities, futures contracts and forward currency contracts) aggregated the following:

                                  Purchases                  Sales
                                ------------             ------------
Appreciation Fund ............  $298,110,392             $317,209,038
Managed Assets ...............   193,230,580              264,029,680
Strategy Fund ................   153,340,345              187,057,036


   Purchases and sales of U.S. Government and agency securities during the year ended December 31, 2002 aggregated the following:

                                  Purchases                  Sales
                                ------------             ------------
Managed Assets ...............   $76,511,832              $67,330,485


4. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

   Certain funds invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to the fund, positive or negative, than if the fund did not concentrate its investments in such sectors.


5. OTHER

   As of December 31, 2002, the Trust had individual shareholders and omnibus shareholder accounts (which are comprised of several individual shareholders) which individually amounted to more than 10% of total shares outstanding as detailed below. None of the accounts are affiliated with PNX. In addition, affiliate holdings are presented in the table located within Note 2.

                                      Number of         % of Shares
                                    Shareholders        Outstanding
                                  -----------------     -----------
Government Cash Fund ...........  1                         64%
Managed Assets .................  1 Omnibus Account         12%


6. FEDERAL INCOME TAX INFORMATION

   The following Funds have capital loss carryovers which may be used to offset future capital gains.

                                         Expiration Year
                       --------------------------------------------------------
                         2005         2009             2010            Total
                       --------    ----------      -----------      -----------
Government Cash Fund . $105,519    $       --      $        --      $   105,519
Managed Assets .......       --     1,490,291       13,784,525       15,274,816
Strategy Fund ........       --     8,644,665       23,403,690       32,048,355

   For the year ended December 31, 2002, Appreciation Fund utilized $3,502,512 of losses deferred in prior years against current year capital gains.

   As of December 31, 2002, the components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the respective schedule of investments) were as follows:

                                  Undistributed     Undistributed
                                    Ordinary          Long-Term
                                     Income         Capital Gains
                                  -------------     -------------
Government Cash Fund ..........     $     --         $       --
Appreciation Fund .............           --          4,234,095
Managed Assets ................      588,492                 --
Strategy Fund .................           --                 --


   The differences between the book basis and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the statement of changes in net assets are reported as ordinary income for federal tax purposes.

PHOENIX TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002 (CONTINUED)


7. RECLASSIFICATION OF CAPITAL ACCOUNTS

   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2002, the Funds recorded the following permanent reclassifications which arose primarily from nondeductible current net operating losses, treatment of foreign currency transactions, and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Trust. The following funds recorded reclassifications to increase (decrease) the accounts listed below:


                       Undistributed  Accumulated     Capital Paid in
                      Net Investment  Net Realized      on Shares of
                       Income (Loss)   Gain (Loss)   Beneficial Interest
                      --------------  ------------   -------------------
Appreciation Fund ...  $1,351,992    $     1,743       $(1,353,735)
Managed Assets ......     472,761     (2,089,190)        1,616,429
Strategy Fund .......     377,104             --          (377,104)

--------------------------------------------------------------------------------

                       TAX INFORMATION NOTICE (UNAUDITED)


   For the fiscal year ended December 31, 2002, Appreciation Fund designated $4,316,273 of long-term capital gain dividends.

--------------------------------------------------------------------------------

   This report is not authorized for distribution to prospective investors in the Phoenix Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                        REPORT OF INDEPENDENT ACCOUNTANTS

(LOGO)
PRICEWATERHOUSECOOPERS  [PCW]
[GRAPHIC OMITTED]


To the Board of Trustees and Shareholders of Phoenix Trust (formerly Phoenix-Zweig Trust)



     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix-Hollister Appreciation Fund, Phoenix-Goodwin Government Cash Fund, Phoenix-Oakhurst Managed Assets and Phoenix-Oakhurst Strategy Fund (constituting the Phoenix Trust (formerly the Phoenix-Zweig Trust, hereinafter referred to as the "Trust") at December 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/  PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
February 14, 2003

FUND MANAGEMENT


     Information pertaining to the Trustees and officers* of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 900 Third Avenue, 31st Floor, New York, NY 10022. There is no stated term of office for Trustees of the Trust.

                              DISINTERESTED TRUSTEES


------------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                                PORTFOLIOS IN
                                TERM OF OFFICE   FUND COMPLEX                         PRINCIPAL OCCUPATION(S)
     NAME, (AGE) AND             AND LENGTH OF    OVERSEEN BY                          DURING PAST 5 YEARS AND
         ADDRESS                 TIME SERVED 1      TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  James Balog (75)              Served since          5            Currently retired. Director, Transatlantic Holdings, Inc.
                                1997.                              (reinsurance) since 1990. Director, Elan, plc (pharmaceuticals)
                                                                   since 1990. Director, Great West Life and Annuity Insurance
                                                                   Company since 1993.
------------------------------------------------------------------------------------------------------------------------------------
  Claire B. Benenson (83)       Served since          5            Consultant on Financial Conferences. Trustee, Burnham Investors
                                1989.                              Trust (since 1972) (5 portfolios). Vice President, 92nd St.
                                                                   YMYWHA (charitable organization (since 1999).
------------------------------------------------------------------------------------------------------------------------------------
  S. Leland Dill (72)           Served since          5            Currently retired. Trustee, Deutsche Asset Management mutual
  5070 North Ocean Dr.          1986.                              funds (33 portfolios). Director, Coutts & Co. Trust Holdings
  Singer Island, FL 33404                                          Limited (1991-1999), Coutts & Co. Group (1994-1999) and Coutts &
                                                                   Co. International (USA) (private banking) (1992-2000).
------------------------------------------------------------------------------------------------------------------------------------
  Donald B. Romans (71)          Served since         5            President, Romans & Company (private investors and financial
  39 S. Sheridan Road           1989.                              consultants) since 1987. Trustee, Burnham Investors Trust (5
  Lake Forest, IL 60045                                            portfolios).
------------------------------------------------------------------------------------------------------------------------------------

                            INTERESTED TRUSTEE

     The person listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


------------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                                PORTFOLIOS IN
                                TERM OF OFFICE   FUND COMPLEX
     NAME, (AGE), ADDRESS        AND LENGTH OF    OVERSEEN BY                         PRINCIPAL OCCUPATION(S)
  AND POSITION(S) WITH TRUST     TIME SERVED 1      TRUSTEE                            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  *Philip R. McLoughlin (56)    Chairman and Chief    49           Director, PXRE Corporation (Delaware) (1985-present), World Trust
  56 Prospect Street            Executive Officer                  Fund (1991-present). Chairman (1997-2002), Director (1995-2002),
  Hartford, CT 06115-0480       since 2000;                        Vice Chairman (1995-1997) and Chief Executive Officer
                                President since                    (1995-2002), Phoenix Investment Partners, Ltd. Director,
  Chairman, Chief Executive     2002.                              Executive Vice President and Chief Investment Officer, The
  Officer and President                                            Phoenix Companies, Inc. (2001-2002). Director (1994-2002) and
                                                                   Executive Vice President, Investments (1988-2002), Phoenix Life
                                                                   Insurance Company. Director (1983-2002) and Chairman (1995-2002),
                                                                   Phoenix Investment Counsel, Inc. Director (1984-2002) and
                                                                   President (1990-2000), Phoenix Equity Planning Corporation.
                                                                   Chairman and Chief Executive Officer, Phoenix/Zweig Advisers LLC
                                                                   (1999-2002). Director and President, Phoenix Investment
                                                                   Management Company (2001-2002). Director and Executive Vice
                                                                   President, Phoenix Life and Annuity Company (1996-2002). Director
                                                                   and Executive Vice President, PHL Variable Insurance Company
                                                                   (1995-2002). Director, Phoenix National Trust Company
                                                                   (1996-2002). Director and Vice President, PM Holdings, Inc.
                                                                   (1985-2002). Director, PHL Associates,Inc. (1995-2002). Director
                                                                   (1992-2002) and President (1992-1994), WS Griffith Securities,
                                                                   Inc.
------------------------------------------------------------------------------------------------------------------------------------

* Mr. McLoughlin is an "interested person" by reason of his position with Phoenix Investment Partners, Ltd. and its affiliates.

                              OFFICERS OF THE TRUST

                                      POSITION(S) HELD WITH
     NAME, (AGE) AND                   TRUST AND LENGTH OF                          PRINCIPAL OCCUPATION(S)
         ADDRESS                           TIME SERVED                                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  William R. Moyer (58)             Executive Vice President       Executive Vice President and Chief Financial Officer
  56 Prospect Street                since 1999.                    (1999-present), Senior Vice President and Chief Financial Officer
  Hartford, CT 06115-0480                                          (1995-1999), Phoenix Investment Partners, Ltd. Director
                                                                   (1998-present), Senior Vice President, Finance (1990-present),
                                                                   Chief Financial Officer (1996-present), and Treasurer
                                                                   (1998-present), Phoenix Equity Planning Corporation. Director
                                                                   (1998-present), Senior Vice President (1990-present), Chief
                                                                   Financial Officer (1996-present) and Treasurer (1994-present),
                                                                   Phoenix Investment Counsel, Inc. Senior Vice President and Chief
                                                                   Financial Officer, Duff & Phelps Investment Management Co.
                                                                   (1996-present). Vice President, Phoenix Fund Complex
                                                                   (1990-present).
------------------------------------------------------------------------------------------------------------------------------------
  John F. Sharry (52)               Executive Vice President       President, Private Client Group (1999-present), Executive Vice
  56 Prospect Street                since 1999.                    President, Retail Division (1997-1999), Phoenix Investment
  Hartford, CT 06115-0480                                          Partners, Ltd. President, Private Client Group, Phoenix Equity
                                                                   Planning Corporation (2000-present). Executive Vice President,
                                                                   Phoenix Fund Complex (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
  Marc Baltuch (57)                 Secretary                      Director and President, Watermark Securities, Inc. since 1990.
                                    since 1989.                    First Vice President, Chief Compliance Officer and Secretary, PXP
                                                                   Securities Corp. until 1999. First Vice President, Zweig/Glaser
                                                                   Advisers LLC and Euclid Advisors LLC until 1999.
------------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss (50)             Treasurer                      Vice President, Fund Accounting (1994-present) and Treasurer
  56 Prospect Street                since 1999.                    (1996-present), Phoenix Equity Planning Corporation. Treasurer,
  Hartford, CT 06115-0480                                          Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------

* The term "officer" means the president, vice president, secretary, treasury, controller or any other officer who performs a policy making function.

PHOENIX TRUST

900 Third Avenue, 31st Floor
New York, New York 10022


TRUSTEES
James Balog
Claire B. Benenson
S. Leland Dill
Philip R. McLoughlin
Donald B. Romans

OFFICERS
Philip R. McLoughlin, Chairman,
   Chief Executive Officer and President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Nancy G. Curtiss, Treasurer
Marc Baltuch, Secretary



INVESTMENT ADVISER
Phoenix/Zweig Advisers LLC
900 Third Avenue, 31st Floor
New York, New York 10022-4728

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, CT 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, CT 06115-0480

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                             PHOENIXINVESTMENTS.COM

--------------------------------------------------------------------------------

IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                                                     ------------------
                                                         PRESORTED
                                                          STANDARD
                                                        U.S. POSTAGE
                                                            PAID
                                                       Louisville, KY
                                                       Permit No. 1051
                                                     ------------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

(LOGO)
PHOENIX
INVESTMENT PARTNERS,LTD.
[GRAPHIC OMITTED]

For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.

E-DELIVERY
OF YOUR FUND
COMMUNICATIONS
NOW AVAILABLE!

TO SIGN UP, GO TO
THE INDIVIDUAL
INVESTORS AREA AT
PHOENIXINVESTMENTS.COM
AND LOG IN. SELECT AN
ACCOUNT, THEN CLICK THE
"E-DELIVERY" BUTTON.

PXP 1329 (2/03)